Schedule of Investments(a)
Invesco DWA NASDAQ Momentum ETF (DWAQ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-5.77%
Bandwidth, Inc., Class A(b)	5,068	$359,625
Cardlytics, Inc.(b)	10,576	887,538
Charter Communications, Inc., Class A(b)	1,070	553,682
Facebook, Inc., Class A(b)	2,729	551,013
T-Mobile US, Inc.(b)	3,746	296,646
Yandex N.V., Class A (Russia)(b)	6,647	297,852
		2,946,356
Consumer Discretionary-11.07%
Churchill Downs, Inc.	2,941	424,621
Crocs, Inc.(b)	18,182	689,280
Eldorado Resorts, Inc.(b)	18,807	1,124,282
Helen of Troy Ltd.(b)	1,639	309,853
lululemon athletica, inc.(b)	1,941	464,656
O’Reilly Automotive, Inc.(b)	1,826	741,539
Pool Corp.	1,707	374,345
Rent-A-Center, Inc.	14,411	419,792
Ross Stores, Inc.	7,842	879,794
WW International, Inc.(b)	6,967	229,772
		5,657,934
Consumer Staples-1.77%
Freshpet, Inc.(b)	14,363	903,145
Financials-5.20%
eHealth, Inc.(b)	10,814	1,137,200
LPL Financial Holdings, Inc.	3,713	342,079
NMI Holdings, Inc., Class A(b)	17,753	566,676
Pacific Premier Bancorp, Inc.	9,442	281,371
Palomar Holdings, Inc.(b)	6,169	329,733
		2,657,059
Health Care-29.32%
ACADIA Pharmaceuticals, Inc.(b)	8,235	328,906
Addus HomeCare Corp.(b)	3,254	306,982
Amedisys, Inc.(b)	5,679	1,002,287
Arrowhead Pharmaceuticals, Inc.(b)	10,512	440,558
Arvinas, Inc.(b)	7,877	381,719
Axsome Therapeutics, Inc.(b)	14,809	1,285,717
Bridgebio Pharma, Inc.(b)	6,834	235,705
Cortexyme, Inc.(b)	5,710	268,313
CRISPR Therapeutics AG (Switzerland)(b)	4,248	220,684
Deciphera Pharmaceuticals, Inc.(b)	5,267	329,872
DexCom, Inc.(b)	2,182	525,317
Epizyme, Inc.(b)	16,918	354,094
Global Blood Therapeutics, Inc.(b)	3,686	240,548
Horizon Therapeutics PLC(b)	8,935	308,168
Insulet Corp.(b)	2,878	558,447
Iovance Biotherapeutics, Inc.(b)	11,526	250,575
Karyopharm Therapeutics, Inc.(b)	29,146	470,708
Krystal Biotech, Inc.(b)	14,414	753,276
LHC Group, Inc.(b)	2,300	335,225
Masimo Corp.(b)	3,459	590,105
Mirati Therapeutics, Inc.(b)	11,650	1,011,569
NeoGenomics, Inc.(b)	14,507	467,561
NextCure, Inc.(b)	8,307	355,124
Novocure Ltd.(b)	14,075	1,146,549
Principia Biopharma, Inc.(b)	4,766	250,930
Quidel Corp.(b)	4,527	347,674
R1 RCM, Inc.(b)	63,628	795,350
Reata Pharmaceuticals, Inc., Class A(b)	1,537	336,280
Turning Point Therapeutics, Inc.(b)	4,547	266,000
	Shares	Value
Health Care-(continued)
Veracyte, Inc.(b)	22,054	$578,917
ZIOPHARM Oncology, Inc.(b)	59,208	233,280
		14,976,440
Industrials-11.37%
AAON, Inc.	6,008	315,060
Axon Enterprise, Inc.(b)	4,449	341,728
Barrett Business Services, Inc.	3,078	254,951
Casella Waste Systems, Inc., Class A(b)	20,962	1,073,045
Cintas Corp.	1,335	372,425
Copart, Inc.(b)	4,740	480,920
Gibraltar Industries, Inc.(b)	5,598	305,203
Kornit Digital Ltd. (Israel)(b)	8,898	371,758
Old Dominion Freight Line, Inc.	3,158	619,694
Omega Flex, Inc.	4,899	516,355
Saia, Inc.(b)	3,344	291,262
SkyWest, Inc.	10,626	586,236
Tetra Tech, Inc.	3,265	279,484
		5,808,121
Information Technology-34.89%
Adobe, Inc.(b)	1,593	559,366
Advanced Micro Devices, Inc.(b)	10,329	485,463
ANSYS, Inc.(b)	1,099	301,489
AppFolio, Inc., Class A(b)	7,022	922,972
Apple, Inc.	5,564	1,722,114
Applied Materials, Inc.	4,768	276,496
Broadcom, Inc.	2,373	724,145
Cadence Design Systems, Inc.(b)	10,129	730,402
CDW Corp.	2,786	363,434
Cirrus Logic, Inc.(b)	3,481	267,376
Comtech Telecommunications Corp.	8,120	234,749
Enphase Energy, Inc.(b)	33,819	1,065,975
Entegris, Inc.	5,916	306,212
Euronet Worldwide, Inc.(b)	2,662	419,638
Everbridge, Inc.(b)	5,430	492,175
Fiserv, Inc.(b)	3,281	389,159
Five9, Inc.(b)	19,091	1,369,397
Fortinet, Inc.(b)	2,814	324,623
Infinera Corp.(b)	41,024	302,347
KLA Corp.	1,606	266,178
Lattice Semiconductor Corp.(b)	19,418	361,175
Microsoft Corp.	1,859	316,458
Monolithic Power Systems, Inc.	4,409	754,689
NVIDIA Corp.	4,245	1,003,645
Paylocity Holding Corp.(b)	2,759	391,475
Pegasystems, Inc.	4,231	364,755
Proofpoint, Inc.(b)	4,109	504,626
Sapiens International Corp. N.V. (Israel)	13,079	332,599
Splunk, Inc.(b)	2,013	312,538
SS&C Technologies Holdings, Inc.	5,108	321,855
Synaptics, Inc.(b)	4,250	283,432
Trade Desk, Inc. (The), Class A(b)	3,772	1,015,347
Zebra Technologies Corp., Class A(b)	1,418	338,930
		17,825,234
Real Estate-0.64%
Equinix, Inc.	557	328,480
Total Common Stocks & Other Equity Interests (Cost $44,579,958)		51,102,769

Invesco DWA NASDAQ Momentum ETF (DWAQ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.28%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $139,920)	139,920	$139,920
TOTAL INVESTMENTS IN SECURITIES-100.31% (Cost $44,719,878)		51,242,689
OTHER ASSETS LESS LIABILITIES-(0.31)%		(156,680)
NET ASSETS-100.00%		$51,086,009
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-10.44%
ATN International, Inc.	26,989	$1,561,854
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	331,334	1,481,063
TechTarget, Inc.(b)	56,013	1,422,170
T-Mobile US, Inc.(b)	65,607	5,195,418
Verizon Communications, Inc.	86,223	5,125,095
		14,785,600
Consumer Discretionary-10.50%
Asbury Automotive Group, Inc.(b)	4,041	389,754
AutoNation, Inc.(b)	8,747	371,223
D.R. Horton, Inc.	47,711	2,824,491
Gentex Corp.	15,748	468,818
Lennar Corp., Class A	44,172	2,931,254
Lithia Motors, Inc., Class A	2,778	376,808
M/I Homes, Inc.(b)	10,297	457,084
Meritage Homes Corp.(b)	6,761	479,761
O’Reilly Automotive, Inc.(b)	5,920	2,404,112
Skyline Champion Corp.(b)	13,695	393,731
Target Corp.	20,960	2,321,110
TopBuild Corp.(b)	4,058	464,682
TRI Pointe Group, Inc.(b)	29,145	473,898
Winnebago Industries, Inc.	9,411	515,346
		14,872,072
Consumer Staples-7.72%
Campbell Soup Co.	11,327	548,113
Casey’s General Stores, Inc.	3,022	486,119
Hershey Co. (The)	3,588	556,750
Ingles Markets, Inc., Class A	12,215	509,243
John B. Sanfilippo & Son, Inc.	5,393	454,630
Mondelez International, Inc., Class A	70,486	4,044,487
Procter & Gamble Co. (The)	30,524	3,803,901
US Foods Holding Corp.(b)	13,336	535,707
		10,938,950
Energy-3.89%
CVR Energy, Inc.	11,071	383,167
Global Partners L.P.	24,688	486,848
HollyFrontier Corp.	9,323	418,789
Phillips 66	19,732	1,802,913
Valero Energy Corp.	23,433	1,975,636
World Fuel Services Corp.	11,208	438,457
		5,505,810
Financials-13.40%
1st Source Corp.	9,650	455,384
Aflac, Inc.	41,987	2,165,270
Ameriprise Financial, Inc.	14,094	2,331,289
Bank of New York Mellon Corp. (The)	47,029	2,105,959
Community Trust Bancorp, Inc.	11,063	484,006
Essent Group Ltd.	8,898	441,430
Flagstar Bancorp, Inc.	13,292	468,410
Great Southern Bancorp, Inc.	8,120	462,109
Hartford Financial Services Group, Inc. (The)	36,818	2,182,571
MGIC Investment Corp.	34,153	470,970
Nicolet Bankshares, Inc.(b)	6,829	482,469
Peoples Bancorp, Inc.	15,100	491,354
Stifel Financial Corp.	7,868	508,981
Synchrony Financial	61,596	1,996,326
Towne Bank	17,530	465,421
W.R. Berkley Corp.	33,282	2,447,225
	Shares	Value
Financials-(continued)
Walker & Dunlop, Inc.	7,582	$503,217
Western Alliance Bancorp	9,380	518,057
		18,980,448
Health Care-13.61%
Allscripts Healthcare Solutions, Inc.(b)	49,620	425,740
AmerisourceBergen Corp.	38,924	3,330,337
Amgen, Inc.	14,693	3,174,423
AMN Healthcare Services, Inc.(b)	8,940	602,377
Biogen, Inc.(b)	11,359	3,053,867
Bruker Corp.	10,516	520,227
Chemed Corp.	1,246	581,932
China Biologic Products Holdings, Inc. (China)(b)	4,622	535,690
DaVita, Inc.(b)	7,420	592,635
Henry Schein, Inc.(b)	7,709	531,458
ICON PLC (Ireland)(b)	3,298	556,109
Molina Healthcare, Inc.(b)	3,910	480,813
National Research Corp.	8,445	571,473
Natus Medical, Inc.(b)	16,622	520,102
Zoetis, Inc.	28,339	3,803,377
		19,280,560
Industrials-10.45%
Arconic, Inc.	111,110	3,327,744
Atkore International Group, Inc.(b)	13,388	531,504
BMC Stock Holdings, Inc.(b)	18,689	545,438
Builders FirstSource, Inc.(b)	21,655	536,936
Gibraltar Industries, Inc.(b)	10,686	582,601
GMS, Inc.(b)	17,981	480,452
Hubbell, Inc.	3,781	541,553
Raytheon Co.	15,893	3,511,399
Republic Services, Inc.	39,194	3,725,390
SkyWest, Inc.	8,770	483,841
Universal Forest Products, Inc.	11,202	536,576
		14,803,434
Information Technology-23.73%
Amdocs Ltd.	13,029	937,437
Amkor Technology, Inc.(b)	73,135	822,769
Applied Materials, Inc.	79,108	4,587,473
Citrix Systems, Inc.	7,944	962,972
Euronet Worldwide, Inc.(b)	5,717	901,228
Genpact Ltd.	22,032	975,357
Intel Corp.	78,793	5,037,236
Jabil, Inc.	22,928	891,670
Leidos Holdings, Inc.	9,911	995,758
Perspecta, Inc.	32,851	922,128
QUALCOMM, Inc.	54,374	4,638,646
Seagate Technology PLC	76,534	4,361,673
Tech Data Corp.(b)	6,991	1,006,284
TTEC Holdings, Inc.	19,359	768,939
Visa, Inc., Class A	25,006	4,975,444
Xerox Holdings Corp.	23,241	826,682
		33,611,696
Materials-2.65%
Koppers Holdings, Inc.(b)	11,123	349,040
NewMarket Corp.	852	374,556
PPG Industries, Inc.	22,504	2,696,879
Schweitzer-Mauduit International, Inc., Class A	9,391	328,967
		3,749,442
Utilities-3.54%
Hawaiian Electric Industries, Inc.	15,488	757,518

Invesco Dynamic Market ETF (PWC)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	23,372	$692,045
Southern Co. (The)	50,715	3,570,336
		5,019,899
Total Common Stocks & Other Equity Interests (Cost $138,385,389)		141,547,911
Money Market Funds-0.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $213,258)	213,258	213,258
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $138,598,647)		141,761,169
OTHER ASSETS LESS LIABILITIES-(0.08)%		(110,317)
NET ASSETS-100.00%		$141,650,852
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.75%
Activision Blizzard, Inc.	81,583	$4,770,974
Alphabet, Inc., Class A(b)	23,211	33,256,257
Alphabet, Inc., Class C(b)	23,570	33,804,801
Altice USA, Inc., Class A(b)	117,027	3,201,859
AMC Networks, Inc., Class A(b)	11,356	415,516
AT&T, Inc.	3,179,024	119,594,883
CenturyLink, Inc.	847,988	11,583,516
Charter Communications, Inc., Class A(b)	30,029	15,538,806
Cinemark Holdings, Inc.	30,167	950,562
Comcast Corp., Class A	1,065,630	46,024,560
Discovery, Inc., Class A(b)	25,500	746,130
Discovery, Inc., Class C(b)	57,045	1,584,140
DISH Network Corp., Class A(b)	88,088	3,238,115
Electronic Arts, Inc.(b)	22,834	2,464,245
Facebook, Inc., Class A(b)	128,672	25,980,163
Fox Corp., Class A	40,110	1,487,279
Fox Corp., Class B	18,790	682,641
Frontier Communications Corp.(b)(c)	334,175	184,364
IAC/InterActiveCorp.(b)	4,296	1,046,463
Interpublic Group of Cos., Inc. (The)	98,991	2,247,096
Liberty Broadband Corp., Class A(b)	3,043	400,428
Liberty Broadband Corp., Class C(b)	12,342	1,640,622
Liberty Global PLC, Class C (United Kingdom)(b)	244,570	4,764,224
Liberty Global PLC, Series A (United Kingdom)(b)	94,240	1,933,805
Liberty Latin America Ltd., Class A (Chile)(b)	17,916	298,839
Liberty Latin America Ltd., Class C (Chile)(b)	47,207	795,438
Liberty Media Corp.-Liberty Formula One, Class A(b)	5,069	225,824
Liberty Media Corp.-Liberty Formula One, Class C(b)	40,674	1,903,136
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	26,856	1,304,396
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	52,876	2,591,981
Lions Gate Entertainment Corp., Class A(b)	13,771	136,746
Lions Gate Entertainment Corp., Class B(b)	27,809	259,458
Live Nation Entertainment, Inc.(b)	19,841	1,352,363
Meredith Corp.(c)	11,277	338,874
Netflix, Inc.(b)	5,553	1,916,285
News Corp., Class A	133,599	1,819,618
News Corp., Class B	42,166	589,059
Nexstar Media Group, Inc., Class A	7,072	856,773
Omnicom Group, Inc.	63,829	4,806,962
Sinclair Broadcast Group, Inc., Class A	23,024	688,878
Sprint Corp.(b)	394,522	1,724,061
Take-Two Interactive Software, Inc.(b)	7,618	949,508
TEGNA, Inc.	70,645	1,193,900
Telephone & Data Systems, Inc.	45,600	1,034,208
T-Mobile US, Inc.(b)	74,726	5,917,552
Twitter, Inc.(b)	34,713	1,127,478
Verizon Communications, Inc.	1,342,143	79,776,980
ViacomCBS, Inc., Class B	179,207	6,116,335
Walt Disney Co. (The)	269,852	37,323,230
Yandex N.V., Class A (Russia)(b)	19,833	888,717
Zayo Group Holdings, Inc.(b)	36,270	1,260,382
		474,738,430
Consumer Discretionary-8.87%
Aaron’s, Inc.	13,680	812,045
Abercrombie & Fitch Co., Class A	42,500	695,300
	Shares	Value
Consumer Discretionary-(continued)
Adient PLC(b)	148,982	$3,830,327
Advance Auto Parts, Inc.	11,526	1,518,551
Amazon.com, Inc.(b)	14,715	29,558,315
American Axle & Manufacturing Holdings, Inc.(b)	78,850	728,574
American Eagle Outfitters, Inc.	47,842	688,925
Aptiv PLC	45,321	3,842,768
Aramark	84,216	3,717,294
Asbury Automotive Group, Inc.(b)	15,740	1,518,123
Ascena Retail Group, Inc.(b)(c)	18,203	80,093
Autoliv, Inc. (Sweden)	25,915	1,985,866
AutoNation, Inc.(b)	61,309	2,601,954
AutoZone, Inc.(b)	3,498	3,700,744
Bed Bath & Beyond, Inc.(c)	150,551	2,145,352
Best Buy Co., Inc.	101,823	8,623,390
Big Lots, Inc.	28,745	777,840
Bloomin’ Brands, Inc.	30,064	624,429
Booking Holdings, Inc.(b)	3,267	5,980,407
BorgWarner, Inc.	57,475	1,970,818
Brinker International, Inc.	17,069	728,676
Brunswick Corp.	19,742	1,240,785
Burlington Stores, Inc.(b)	6,847	1,489,017
Caesars Entertainment Corp.(b)	146,800	2,006,756
Capri Holdings Ltd.(b)	39,899	1,195,374
CarMax, Inc.(b)	57,350	5,565,244
Carnival Corp.	102,234	4,450,246
Carter’s, Inc.	9,337	990,376
Chipotle Mexican Grill, Inc.(b)	1,906	1,652,045
Cooper Tire & Rubber Co.	24,034	636,661
Cooper-Standard Holdings, Inc.(b)	13,198	350,011
Core-Mark Holding Co., Inc.	42,567	997,770
Cracker Barrel Old Country Store, Inc.	4,693	717,700
D.R. Horton, Inc.	70,402	4,167,798
Dana, Inc.	67,310	1,037,247
Darden Restaurants, Inc.	21,195	2,467,734
Delphi Technologies PLC	60,291	924,864
Designer Brands, Inc., Class A	23,368	332,760
Dick’s Sporting Goods, Inc.	33,396	1,477,105
Dollar General Corp.	40,640	6,234,582
Dollar Tree, Inc.(b)	47,697	4,152,978
Domino’s Pizza, Inc.	2,510	707,193
Dunkin’ Brands Group, Inc.	9,297	726,003
eBay, Inc.	110,007	3,691,835
Expedia Group, Inc.	21,194	2,298,489
Extended Stay America, Inc.	54,134	699,411
Foot Locker, Inc.	35,136	1,334,114
Ford Motor Co.	4,250,331	37,487,919
Fossil Group, Inc.(b)	48,761	328,162
GameStop Corp., Class A(c)	181,018	695,109
Gap, Inc. (The)	102,883	1,791,193
Garmin Ltd.	20,625	1,999,594
Garrett Motion, Inc. (Switzerland)(b)	45,010	378,984
General Motors Co.	836,342	27,925,459
Genesco, Inc.(b)	14,420	566,994
Gentex Corp.	52,253	1,555,572
Genuine Parts Co.	35,754	3,345,502
Goodyear Tire & Rubber Co. (The)	206,009	2,704,898
Graham Holdings Co., Class B	1,114	611,831
Group 1 Automotive, Inc.	22,716	2,289,091
H&R Block, Inc.	65,801	1,526,583
Hanesbrands, Inc.	84,340	1,160,518
Harley-Davidson, Inc.	65,986	2,203,932

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Hasbro, Inc.	21,217	$2,161,376
Hilton Worldwide Holdings, Inc.	21,249	2,290,642
Home Depot, Inc. (The)	145,821	33,261,770
Hyatt Hotels Corp., Class A	9,338	789,435
International Game Technology PLC	53,423	720,676
J.C. Penney Co., Inc.(b)(c)	1,379,414	1,027,663
KB Home	27,476	1,031,724
Kohl’s Corp.	79,142	3,383,320
Kontoor Brands, Inc.	6,203	236,582
L Brands, Inc.	163,458	3,785,687
Las Vegas Sands Corp.	81,983	5,354,310
Lear Corp.	23,047	2,838,929
Leggett & Platt, Inc.	30,353	1,444,499
Lennar Corp., Class A	51,011	3,385,090
Lithia Motors, Inc., Class A	13,721	1,861,116
LKQ Corp.(b)	90,458	2,956,620
Lowe’s Cos., Inc.	140,222	16,299,405
lululemon athletica, inc.(b)	4,733	1,133,033
Macy’s, Inc.(c)	275,833	4,399,536
Marriott International, Inc., Class A	28,105	3,936,386
Mattel, Inc.(b)(c)	197,355	2,887,304
McDonald’s Corp.	105,210	22,511,784
Meritage Homes Corp.(b)	17,236	1,223,067
MGM Resorts International	115,006	3,572,086
Michaels Cos., Inc. (The)(b)(c)	58,929	290,520
Mohawk Industries, Inc.(b)	20,924	2,755,272
Murphy USA, Inc.(b)	25,782	2,634,147
Newell Brands, Inc.	236,588	4,620,564
NIKE, Inc., Class B	102,715	9,891,454
Nordstrom, Inc.	62,991	2,321,848
Norwegian Cruise Line Holdings Ltd.(b)	47,009	2,531,435
NVR, Inc.(b)	514	1,961,923
Office Depot, Inc.	502,077	1,114,611
O’Reilly Automotive, Inc.(b)	6,528	2,651,021
Penn National Gaming, Inc.(b)	29,278	873,363
Penske Automotive Group, Inc.	26,727	1,255,367
Polaris, Inc.	16,444	1,510,217
PulteGroup, Inc.	74,223	3,314,057
PVH Corp.	19,429	1,693,626
Qurate Retail, Inc., Class A(b)	168,600	1,438,158
Ralph Lauren Corp.	12,232	1,388,332
Ross Stores, Inc.	35,262	3,956,044
Royal Caribbean Cruises Ltd.	30,476	3,568,130
Sally Beauty Holdings, Inc.(b)	53,510	821,379
Service Corp. International	25,782	1,236,247
ServiceMaster Global Holdings, Inc.(b)	16,606	598,646
Signet Jewelers Ltd.	62,744	1,525,307
Six Flags Entertainment Corp.	16,259	619,956
Skechers U.S.A., Inc., Class A(b)	25,485	952,884
Starbucks Corp.	117,846	9,996,876
Tapestry, Inc.	77,032	1,985,115
Target Corp.	240,385	26,620,235
Taylor Morrison Home Corp., Class A(b)	57,215	1,480,724
Tempur Sealy International, Inc.(b)	10,924	1,000,857
Tenneco, Inc., Class A	24,286	229,988
Tesla, Inc.(b)	3,734	2,429,228
Thor Industries, Inc.	16,242	1,307,806
Tiffany & Co.	22,574	3,025,367
TJX Cos., Inc. (The)	166,437	9,826,440
Toll Brothers, Inc.	34,224	1,518,177
Tractor Supply Co.	16,568	1,539,996
TRI Pointe Group, Inc.(b)	58,994	959,242
	Shares	Value
Consumer Discretionary-(continued)
Tupperware Brands Corp.	31,027	$194,229
Ulta Beauty, Inc.(b)	4,576	1,225,956
Under Armour, Inc., Class A(b)	24,908	502,643
Under Armour, Inc., Class C(b)	25,787	463,135
Urban Outfitters, Inc.(b)	24,588	629,453
Vail Resorts, Inc.	4,737	1,110,874
VF Corp.	43,349	3,596,667
Visteon Corp.(b)	22,095	1,763,402
Whirlpool Corp.	32,235	4,711,790
Williams-Sonoma, Inc.	26,283	1,841,913
Wyndham Destinations, Inc.	18,639	904,551
Wyndham Hotels & Resorts, Inc.	14,810	846,688
Wynn Resorts Ltd.	21,361	2,694,904
Yum China Holdings, Inc. (China)	36,270	1,562,149
Yum! Brands, Inc.	46,498	4,918,093
		481,148,276
Consumer Staples-8.56%
Altria Group, Inc.	482,471	22,931,847
Archer-Daniels-Midland Co.	327,070	14,639,653
B&G Foods, Inc.(c)	24,589	394,899
BJ’s Wholesale Club Holdings, Inc.(b)(c)	68,441	1,404,409
Brown-Forman Corp., Class B	34,565	2,337,977
Bunge Ltd.	147,679	7,742,810
Campbell Soup Co.	54,567	2,640,497
Casey’s General Stores, Inc.	10,009	1,610,048
Church & Dwight Co., Inc.	26,130	1,939,369
Clorox Co. (The)	16,797	2,642,336
Coca-Cola Co. (The)	636,526	37,173,119
Coca-Cola European Partners PLC (United Kingdom)	33,298	1,751,808
Colgate-Palmolive Co.	125,913	9,289,861
Conagra Brands, Inc.	128,637	4,234,730
Constellation Brands, Inc., Class A	17,869	3,364,733
Costco Wholesale Corp.	110,079	33,631,336
Coty, Inc., Class A	95,746	982,354
Darling Ingredients, Inc.(b)	53,817	1,460,055
Edgewell Personal Care Co.(b)	17,513	452,186
Estee Lauder Cos., Inc. (The), Class A	16,168	3,155,347
Flowers Foods, Inc.	48,334	1,040,631
General Mills, Inc.	179,065	9,350,774
Herbalife Nutrition Ltd.(b)	12,198	473,892
Hershey Co. (The)	20,378	3,162,054
Hormel Foods Corp.	37,946	1,793,328
Ingredion, Inc.	20,878	1,837,264
JM Smucker Co. (The)	33,361	3,456,533
Kellogg Co.	66,516	4,537,056
Kimberly-Clark Corp.	70,732	10,131,652
Kraft Heinz Co. (The)	215,046	6,279,343
Kroger Co. (The)	565,484	15,188,900
Lamb Weston Holdings, Inc.	10,924	997,471
McCormick & Co., Inc.	13,565	2,216,114
Molson Coors Beverage Co., Class B	59,052	3,282,110
Mondelez International, Inc., Class A	275,163	15,788,853
Monster Beverage Corp.(b)	22,722	1,513,285
Nomad Foods Ltd. (United Kingdom)(b)	44,209	892,138
Nu Skin Enterprises, Inc., Class A	13,149	428,526
PepsiCo., Inc.	248,952	35,356,163
Performance Food Group Co.(b)	47,929	2,482,243
Philip Morris International, Inc.	370,958	30,678,227
Post Holdings, Inc.(b)	12,211	1,276,904
Procter & Gamble Co. (The)	482,142	60,084,536
Rite Aid Corp.(b)(c)	109,986	1,314,333

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sanderson Farms, Inc.	6,202	$853,953
Spectrum Brands Holdings, Inc.	22,140	1,359,617
Sprouts Farmers Market, Inc.(b)	32,792	512,539
Sysco Corp.	122,672	10,076,278
TreeHouse Foods, Inc.(b)	18,459	823,271
Tyson Foods, Inc., Class A	98,751	8,159,795
United Natural Foods, Inc.(b)	104,072	749,318
Universal Corp.	12,014	638,544
US Foods Holding Corp.(b)	119,172	4,787,139
Walgreens Boots Alliance, Inc.	256,890	13,062,857
Walmart, Inc.	489,316	56,021,789
		464,386,804
Energy-6.56%
Antero Resources Corp.(b)	214,029	395,954
Apache Corp.	91,332	2,506,150
Baker Hughes Co., Class A	356,085	7,712,801
Cabot Oil & Gas Corp.	39,766	560,303
Chesapeake Energy Corp.(b)	658,858	337,203
Chevron Corp.	646,750	69,292,795
Cimarex Energy Co.	10,630	466,551
CNX Resources Corp.(b)	90,308	652,927
Concho Resources, Inc.	24,676	1,869,947
ConocoPhillips	316,023	18,781,247
Continental Resources, Inc.	13,303	362,108
Cosan Ltd., Class A (Brazil)(b)	92,007	2,032,435
Delek US Holdings, Inc.	29,915	821,466
Devon Energy Corp.	131,388	2,853,747
Diamond Offshore Drilling, Inc.(b)(c)	79,802	369,483
Diamondback Energy, Inc.	12,449	926,206
EOG Resources, Inc.	69,010	5,031,519
EQT Corp.	80,255	485,543
Exxon Mobil Corp.	1,518,992	94,359,783
Gulfport Energy Corp.(b)	79,681	123,506
Halliburton Co.	215,133	4,692,051
Helmerich & Payne, Inc.	38,965	1,580,031
Hess Corp.	69,520	3,932,746
HollyFrontier Corp.	67,777	3,044,543
Kinder Morgan, Inc.	711,277	14,844,351
Marathon Oil Corp.	291,824	3,318,039
Marathon Petroleum Corp.	222,008	12,099,436
Murphy Oil Corp.	82,431	1,727,754
Nabors Industries Ltd.	442,640	916,265
National Oilwell Varco, Inc.	183,500	3,781,935
Noble Corp. PLC(b)	656,766	530,536
Noble Energy, Inc.	152,568	3,016,269
Oasis Petroleum, Inc.(b)	172,839	388,888
Occidental Petroleum Corp.	249,710	9,918,481
Oceaneering International, Inc.(b)	68,265	847,169
ONEOK, Inc.	64,369	4,819,307
Parsley Energy, Inc., Class A	48,497	806,990
Patterson-UTI Energy, Inc.	86,249	684,817
PBF Energy, Inc., Class A	79,961	2,182,935
PDC Energy, Inc.(b)	19,292	416,514
Peabody Energy Corp.	29,690	200,704
Phillips 66	192,979	17,632,491
Pioneer Natural Resources Co.	20,755	2,801,925
QEP Resources, Inc.	132,971	421,518
Range Resources Corp.(c)	118,624	355,872
Schlumberger Ltd.	469,102	15,719,608
SM Energy Co.	48,665	446,745
Targa Resources Corp.	66,794	2,437,981
Transocean Ltd.(b)	399,854	1,823,334
	Shares	Value
Energy-(continued)
Valaris PLC(c)	205,574	$1,050,483
Valero Energy Corp.	235,337	19,841,262
Whiting Petroleum Corp.(b)(c)	39,136	177,677
Williams Cos., Inc. (The)	278,481	5,761,772
World Fuel Services Corp.	59,474	2,326,623
WPX Energy, Inc.(b)	93,954	1,122,750
		355,611,476
Financials-19.23%
Affiliated Managers Group, Inc.	12,183	972,813
Aflac, Inc.	215,757	11,126,589
AGNC Investment Corp.	147,063	2,733,901
Alleghany Corp.(b)	4,501	3,590,268
Allstate Corp. (The)	114,857	13,615,149
Ally Financial, Inc.	214,748	6,878,378
American Equity Investment Life Holding Co.	35,510	937,819
American Express Co.	119,778	15,555,569
American Financial Group, Inc.	23,940	2,604,433
American International Group, Inc.	577,422	29,021,230
Ameriprise Financial, Inc.	37,823	6,256,302
Annaly Capital Management, Inc.	461,999	4,509,110
Aon PLC	23,160	5,100,990
Arch Capital Group Ltd.(b)	87,058	3,844,481
Arthur J. Gallagher & Co.	28,404	2,913,398
Associated Banc-Corp.	40,854	814,220
Assurant, Inc.	19,237	2,511,583
Assured Guaranty Ltd.	45,941	2,105,935
Athene Holding Ltd., Class A(b)	58,651	2,554,838
Axis Capital Holdings Ltd.	31,026	1,993,421
Bank of America Corp.	2,104,040	69,075,633
Bank of Hawaii Corp.	7,926	710,170
Bank of New York Mellon Corp. (The)	224,540	10,054,901
Bank OZK	25,294	687,491
BankUnited, Inc.	28,541	941,853
Berkshire Hathaway, Inc., Class B(b)	482,036	108,183,340
BlackRock, Inc.	23,495	12,390,088
Blackstone Mortgage Trust, Inc., Class A(c)	25,782	984,872
Brighthouse Financial, Inc.(b)	84,801	3,298,759
Brown & Brown, Inc.	30,152	1,353,825
Capital One Financial Corp.	234,702	23,423,260
Cboe Global Markets, Inc.	10,262	1,264,484
Charles Schwab Corp. (The)	108,587	4,946,138
Chimera Investment Corp.	82,515	1,749,318
Chubb Ltd.	114,273	17,368,353
Cincinnati Financial Corp.	35,433	3,718,693
CIT Group, Inc.	45,258	2,068,743
Citigroup, Inc.	876,274	65,203,548
Citizens Financial Group, Inc.	159,730	5,954,734
CME Group, Inc., Class A	43,720	9,492,049
CNO Financial Group, Inc.	97,959	1,723,099
Comerica, Inc.	29,278	1,790,642
Commerce Bancshares, Inc.	15,502	1,048,865
Cullen/Frost Bankers, Inc.	10,603	945,363
Discover Financial Services	100,072	7,518,409
E*TRADE Financial Corp.	43,267	1,844,040
East West Bancorp, Inc.	25,434	1,165,895
Eaton Vance Corp.	23,696	1,084,092
Equitable Holdings, Inc.	106,049	2,547,297
Everest Re Group Ltd.	13,906	3,845,982
F.N.B. Corp.	95,878	1,118,896
Federated Hermes, Inc., Class B	26,090	945,241
Fidelity National Financial, Inc.	63,158	3,078,953
Fifth Third Bancorp	245,841	6,994,176

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
First American Financial Corp.	31,771	$1,969,167
First Hawaiian, Inc.	23,246	675,529
First Horizon National Corp.	67,758	1,084,128
First Republic Bank	20,306	2,251,529
Franklin Resources, Inc.	109,350	2,766,555
Fulton Financial Corp.	43,991	724,532
Genworth Financial, Inc., Class A(b)	590,940	2,422,854
Globe Life, Inc.	25,181	2,625,371
Goldman Sachs Group, Inc. (The)	117,380	27,907,095
Hancock Whitney Corp.	22,286	885,646
Hanover Insurance Group, Inc. (The)	12,152	1,684,024
Hartford Financial Services Group, Inc. (The)	149,300	8,850,504
Huntington Bancshares, Inc.	236,799	3,213,362
IBERIABANK Corp.	11,353	825,477
Intercontinental Exchange, Inc.	61,382	6,122,241
Invesco Ltd.(d)	207,038	3,581,757
Invesco Mortgage Capital, Inc.(d)	51,177	895,086
Investors Bancorp, Inc.	59,276	716,350
Janus Henderson Group PLC (United Kingdom)	65,034	1,643,409
Jefferies Financial Group, Inc.	133,275	2,884,071
JPMorgan Chase & Co.	834,057	110,395,785
Kemper Corp.	8,588	639,119
KeyCorp	252,264	4,719,859
Legg Mason, Inc.	42,981	1,682,706
Lincoln National Corp.	87,933	4,790,590
Loews Corp.	113,176	5,822,905
LPL Financial Holdings, Inc.	14,686	1,353,021
M&T Bank Corp.	31,026	5,228,502
Markel Corp.(b)	2,974	3,488,413
Marsh & McLennan Cos., Inc.	67,218	7,519,006
MetLife, Inc.	423,452	21,049,799
MFA Financial, Inc.	141,284	1,102,015
MGIC Investment Corp.	85,782	1,182,934
Moody’s Corp.	10,526	2,702,972
Morgan Stanley	393,193	20,548,266
MSCI, Inc.	3,878	1,108,332
Nasdaq, Inc.	16,845	1,961,769
Navient Corp.	254,997	3,666,857
New Residential Investment Corp.	117,468	1,966,414
New York Community Bancorp, Inc.	217,361	2,404,013
Northern Trust Corp.	38,516	3,767,250
Old Republic International Corp.	109,315	2,465,053
OneMain Holdings, Inc.	33,361	1,413,506
PacWest Bancorp	38,018	1,332,531
PennyMac Mortgage Investment Trust	34,771	808,426
People’s United Financial, Inc.	106,658	1,644,666
Pinnacle Financial Partners, Inc.	11,798	696,790
PNC Financial Services Group, Inc. (The)	123,977	18,416,783
Popular, Inc.	24,948	1,396,090
Primerica, Inc.	6,341	751,789
Principal Financial Group, Inc.	109,192	5,781,716
ProAssurance Corp.	25,030	760,161
Progressive Corp. (The)	92,296	7,447,364
Prosperity Bancshares, Inc.	13,760	965,952
Prudential Financial, Inc.	212,385	19,339,778
Radian Group, Inc.	38,211	935,787
Raymond James Financial, Inc.	23,710	2,167,805
Regions Financial Corp.	312,732	4,869,237
Reinsurance Group of America, Inc.	23,430	3,375,092
RenaissanceRe Holdings Ltd. (Bermuda)	8,302	1,572,731
S&P Global, Inc.	15,432	4,532,841
	Shares	Value
Financials-(continued)
Santander Consumer USA Holdings, Inc.	55,346	$1,473,311
SEI Investments Co.	12,846	838,330
Selective Insurance Group, Inc.	10,924	723,715
Signature Bank	9,942	1,410,670
SLM Corp.	77,820	849,794
Starwood Property Trust, Inc.	85,539	2,194,931
State Street Corp.	100,271	7,583,496
Sterling Bancorp	38,087	761,740
Stifel Financial Corp.	18,469	1,194,760
SVB Financial Group(b)	7,230	1,737,586
Synchrony Financial	260,014	8,427,054
Synovus Financial Corp.	23,669	828,888
T. Rowe Price Group, Inc.	43,676	5,832,056
TCF Financial Corp.	34,025	1,438,577
TD Ameritrade Holding Corp.	30,872	1,465,803
Texas Capital Bancshares, Inc.(b)	11,792	648,088
Travelers Cos., Inc. (The)	111,341	14,654,702
Truist Financial Corp.	343,890	17,734,407
Two Harbors Investment Corp.	84,607	1,291,103
U.S. Bancorp	362,032	19,267,343
UMB Financial Corp.	9,176	609,837
Umpqua Holdings Corp.	70,288	1,187,867
United Bankshares, Inc.	23,849	818,021
Unum Group	99,163	2,646,660
Valley National Bancorp	81,394	857,079
Voya Financial, Inc.	65,989	3,941,523
W.R. Berkley Corp.	36,270	2,666,933
Waddell & Reed Financial, Inc., Class A	52,611	840,724
Washington Federal, Inc.	21,855	743,070
Webster Financial Corp.	16,583	743,913
Wells Fargo & Co.	1,489,570	69,920,416
Western Alliance Bancorp	14,737	813,925
White Mountains Insurance Group Ltd.	718	802,164
Willis Towers Watson PLC	19,588	4,138,749
Wintrust Financial Corp.	10,377	656,657
Zions Bancorporation N.A.	35,574	1,618,261
		1,043,027,094
Health Care-10.85%
Abbott Laboratories	180,383	15,718,575
AbbVie, Inc.	238,417	19,316,545
Acadia Healthcare Co., Inc.(b)	33,498	1,076,291
Agilent Technologies, Inc.	24,812	2,048,479
Alexion Pharmaceuticals, Inc.(b)	19,826	1,970,506
Allergan PLC	87,062	16,249,252
AmerisourceBergen Corp.	126,270	10,803,661
Amgen, Inc.	103,376	22,334,385
Anthem, Inc.	56,053	14,869,740
Baxter International, Inc.	56,283	5,021,569
Becton, Dickinson and Co.	21,657	5,959,573
Biogen, Inc.(b)	23,205	6,238,664
BioMarin Pharmaceutical, Inc.(b)	6,696	559,116
Bio-Rad Laboratories, Inc., Class A(b)	2,797	1,009,493
Boston Scientific Corp.(b)	79,096	3,311,750
Bristol-Myers Squibb Co.	325,964	20,519,434
Brookdale Senior Living, Inc.(b)	170,146	1,121,262
Cardinal Health, Inc.	273,385	14,000,046
Catalent, Inc.(b)	16,435	1,004,179
Centene Corp.(b)	119,762	7,522,251
Cerner Corp.	40,016	2,874,349
Charles River Laboratories International, Inc.(b)	4,585	708,749
Cigna Corp.	39,519	7,602,665

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Community Health Systems, Inc.(b)	263,217	$1,129,201
Cooper Cos., Inc. (The)	3,258	1,130,168
CVS Health Corp.	478,619	32,459,941
Danaher Corp.	63,257	10,176,154
DaVita, Inc.(b)	56,215	4,489,892
DENTSPLY SIRONA, Inc.	34,459	1,929,704
Edwards Lifesciences Corp.(b)	9,176	2,017,435
Eli Lilly and Co.	99,997	13,963,581
Encompass Health Corp.	16,654	1,282,858
Gilead Sciences, Inc.	261,403	16,520,670
HCA Healthcare, Inc.	63,561	8,822,267
Henry Schein, Inc.(b)	43,513	2,999,786
Hill-Rom Holdings, Inc.	6,960	741,170
Hologic, Inc.(b)	31,486	1,685,131
Humana, Inc.	29,054	9,769,117
ICON PLC (Ireland)(b)	4,723	796,392
Illumina, Inc.(b)	4,306	1,249,041
Intuitive Surgical, Inc.(b)	3,552	1,988,339
IQVIA Holdings, Inc.(b)	17,629	2,736,902
Jazz Pharmaceuticals PLC(b)	8,711	1,248,722
Johnson & Johnson	417,398	62,138,040
Laboratory Corp. of America Holdings(b)	23,699	4,156,805
Magellan Health, Inc.(b)	15,758	1,153,643
Mallinckrodt PLC(b)(c)	100,621	461,850
McKesson Corp.	171,994	24,528,064
MEDNAX, Inc.(b)	37,569	866,717
Medtronic PLC	215,360	24,861,158
Merck & Co., Inc.	417,863	35,702,215
Mettler-Toledo International, Inc.(b)	1,347	1,019,921
Molina Healthcare, Inc.(b)	16,691	2,052,492
Mylan N.V.(b)	174,156	3,730,422
Owens & Minor, Inc.	182,799	1,144,322
Patterson Cos., Inc.	43,956	967,472
PerkinElmer, Inc.	9,262	856,550
Perrigo Co. PLC	33,617	1,917,514
Pfizer, Inc.	1,157,604	43,109,173
Quest Diagnostics, Inc.	34,824	3,853,972
Regeneron Pharmaceuticals, Inc.(b)	4,888	1,651,851
ResMed, Inc.	12,018	1,910,501
Select Medical Holdings Corp.(b)	41,332	944,023
STERIS PLC	9,176	1,382,731
Stryker Corp.	26,656	5,616,419
Teleflex, Inc.	3,361	1,248,645
Tenet Healthcare Corp.(b)	123,293	3,900,991
Thermo Fisher Scientific, Inc.	32,993	10,333,078
United Therapeutics Corp.(b)	9,608	938,413
UnitedHealth Group, Inc.	136,476	37,182,886
Universal Health Services, Inc., Class B	17,785	2,438,501
Varian Medical Systems, Inc.(b)	7,567	1,063,693
Waters Corp.(b)	5,283	1,182,283
Zimmer Biomet Holdings, Inc.	30,045	4,443,655
Zoetis, Inc.	22,286	2,991,004
		588,726,009
Industrials-10.08%
3M Co.	83,196	13,199,877
A.O. Smith Corp.	15,812	675,014
ABM Industries, Inc.	24,885	949,114
Acuity Brands, Inc.	6,436	758,611
AECOM(b)	102,759	4,956,067
AerCap Holdings N.V. (Ireland)(b)	67,005	3,793,153
AGCO Corp.	24,765	1,737,017
Air Lease Corp.	25,564	1,097,718
	Shares	Value
Industrials-(continued)
Allegion PLC	7,116	$920,241
Allison Transmission Holdings, Inc.	18,008	795,954
American Airlines Group, Inc.(c)	61,440	1,649,050
AMETEK, Inc.	22,803	2,215,311
Arconic, Inc.	168,161	5,036,422
Arcosa, Inc.	21,833	955,194
Avis Budget Group, Inc.(b)	105,590	3,463,352
Beacon Roofing Supply, Inc.(b)	24,502	811,261
Boeing Co. (The)	53,437	17,007,394
Builders FirstSource, Inc.(b)	55,483	1,375,701
C.H. Robinson Worldwide, Inc.	30,853	2,228,204
Carlisle Cos., Inc.	10,363	1,619,011
Caterpillar, Inc.	117,142	15,386,602
Cintas Corp.	7,953	2,218,648
Clean Harbors, Inc.(b)	15,136	1,244,482
Colfax Corp.(b)	40,880	1,437,341
CoStar Group, Inc.(b)	1,875	1,224,356
Covanta Holding Corp.	44,628	668,527
Crane Co.	9,307	795,376
CSX Corp.	108,379	8,273,653
Cummins, Inc.	39,004	6,239,470
Curtiss-Wright Corp.	6,225	905,302
Deere & Co.	67,826	10,755,847
Delta Air Lines, Inc.	57,039	3,179,354
Deluxe Corp.	15,392	741,894
Donaldson Co., Inc.	17,314	897,731
Dover Corp.	25,261	2,875,965
Dycom Industries, Inc.(b)	9,944	401,936
Eaton Corp. PLC	123,273	11,645,600
EMCOR Group, Inc.	17,590	1,445,370
Emerson Electric Co.	133,918	9,592,546
EnerSys	8,935	642,963
Equifax, Inc.	15,982	2,395,702
Expeditors International of Washington, Inc.	24,177	1,765,888
Fastenal Co.	71,146	2,481,572
FedEx Corp.	69,043	9,986,380
Flowserve Corp.	28,404	1,325,899
Fluor Corp.	99,128	1,773,400
Fortive Corp.	22,926	1,717,845
Fortune Brands Home & Security, Inc.	31,189	2,142,996
GATX Corp.	12,458	948,428
General Dynamics Corp.	52,155	9,150,073
General Electric Co.	5,395,837	67,178,171
Graco, Inc.	13,742	730,387
HD Supply Holdings, Inc.(b)	37,694	1,535,654
Hertz Global Holdings, Inc.(b)	191,090	3,011,578
Hexcel Corp.	10,050	745,911
Honeywell International, Inc.	102,826	17,811,520
Hub Group, Inc., Class A(b)	15,692	829,636
Hubbell, Inc.	11,377	1,629,528
Huntington Ingalls Industries, Inc.	7,874	2,055,114
IAA, Inc.(b)	24,908	1,177,152
IDEX Corp.	7,958	1,303,918
IHS Markit Ltd.	36,953	2,914,114
Illinois Tool Works, Inc.	46,599	8,153,893
Ingersoll-Rand PLC	42,106	5,609,782
ITT, Inc.	14,973	1,004,389
J.B. Hunt Transport Services, Inc.	12,551	1,354,629
Jacobs Engineering Group, Inc.	38,567	3,568,605
JetBlue Airways Corp.(b)	38,419	761,849
Johnson Controls International PLC	235,666	9,297,024
Kansas City Southern	18,147	3,061,217

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
KAR Auction Services, Inc.	24,908	$523,566
Kennametal, Inc.	17,534	548,639
Kirby Corp.(b)	16,228	1,189,350
Knight-Swift Transportation Holdings, Inc.	29,586	1,097,049
L3Harris Technologies, Inc.	33,675	7,453,288
Landstar System, Inc.	6,219	688,754
Lennox International, Inc.	3,055	711,754
Lincoln Electric Holdings, Inc.	9,795	873,518
Lockheed Martin Corp.	41,355	17,704,903
Macquarie Infrastructure Corp.	39,578	1,745,786
ManpowerGroup, Inc.	39,706	3,632,702
Masco Corp.	45,834	2,178,032
MasTec, Inc.(b)	23,156	1,337,259
Meritor, Inc.(b)	30,537	669,066
Middleby Corp. (The)(b)	6,464	725,002
Moog, Inc., Class A	7,878	705,948
MRC Global, Inc.(b)	44,441	500,406
MSC Industrial Direct Co., Inc., Class A	10,673	726,511
Mueller Industries, Inc.	22,976	670,210
Navistar International Corp.(b)	20,519	751,406
Nielsen Holdings PLC	131,287	2,678,255
Nordson Corp.	5,575	941,395
Norfolk Southern Corp.	45,659	9,506,660
Northrop Grumman Corp.	25,167	9,426,803
NOW, Inc.(b)	42,413	424,554
nVent Electric PLC	42,396	1,055,660
Old Dominion Freight Line, Inc.	5,632	1,105,167
Oshkosh Corp.	20,602	1,772,596
Owens Corning	34,099	2,062,649
PACCAR, Inc.	98,324	7,296,624
Parker-Hannifin Corp.	23,007	4,502,240
Pentair PLC	34,778	1,493,020
Pitney Bowes, Inc.	190,597	712,833
Quanta Services, Inc.	61,010	2,388,541
Raytheon Co.	50,307	11,114,829
Regal Beloit Corp.	12,069	946,934
Republic Services, Inc.	41,734	3,966,817
Resideo Technologies, Inc.(b)	51,335	522,590
Rexnord Corp.(b)	26,352	860,393
Robert Half International, Inc.	19,343	1,125,182
Rockwell Automation, Inc.	16,168	3,098,759
Roper Technologies, Inc.	7,684	2,932,675
Rush Enterprises, Inc., Class A	17,286	743,298
Ryder System, Inc.	36,092	1,722,310
Sensata Technologies Holding PLC(b)	27,316	1,291,227
Snap-on, Inc.	10,672	1,703,571
Southwest Airlines Co.	28,232	1,552,195
Spirit AeroSystems Holdings, Inc., Class A	13,852	904,813
Stanley Black & Decker, Inc.	31,582	5,031,960
Stericycle, Inc.(b)(c)	25,325	1,587,371
Teledyne Technologies, Inc.(b)	4,108	1,499,666
Terex Corp.	27,939	708,254
Textron, Inc.	57,098	2,622,511
Timken Co. (The)	18,432	968,233
Toro Co. (The)	10,924	874,138
TransDigm Group, Inc.	7,702	4,954,543
TransUnion	14,636	1,342,121
Trinity Industries, Inc.(c)	58,487	1,189,041
Tutor Perini Corp.(b)	49,735	560,016
Union Pacific Corp.	102,793	18,443,120
United Airlines Holdings, Inc.(b)	31,134	2,328,823
United Parcel Service, Inc., Class B	146,192	15,133,796
	Shares	Value
Industrials-(continued)
United Rentals, Inc.(b)	25,345	$3,439,063
United Technologies Corp.	169,325	25,432,615
Univar Solutions, Inc.(b)	62,490	1,346,660
Valmont Industries, Inc.	5,623	798,803
Verisk Analytics, Inc.	10,313	1,675,553
W.W. Grainger, Inc.	7,817	2,365,971
WABCO Holdings, Inc.(b)	8,218	1,114,772
Wabtec Corp.	13,479	995,559
Waste Management, Inc.	68,125	8,290,812
Watsco, Inc.	6,554	1,139,872
WESCO International, Inc.(b)	31,900	1,544,279
XPO Logistics, Inc.(b)	41,582	3,697,471
Xylem, Inc.	19,594	1,600,046
YRC Worldwide, Inc.(b)(c)	113,868	257,342
		546,467,033
Information Technology-15.55%
Accenture PLC, Class A	75,766	15,547,941
Adobe, Inc.(b)	13,078	4,592,209
Advanced Micro Devices, Inc.(b)	31,490	1,480,030
Akamai Technologies, Inc.(b)	20,500	1,913,675
Alliance Data Systems Corp.	10,924	1,122,878
Amdocs Ltd.	28,323	2,037,840
Amphenol Corp., Class A	27,300	2,715,531
Analog Devices, Inc.	37,991	4,169,512
Anixter International, Inc.(b)	16,777	1,637,435
ANSYS, Inc.(b)	5,104	1,400,180
Apple, Inc.	700,781	216,898,727
Applied Materials, Inc.	133,800	7,759,062
Arrow Electronics, Inc.(b)	59,493	4,517,898
Automatic Data Processing, Inc.	38,660	6,625,937
Avaya Holdings Corp.(b)	38,906	496,830
Avnet, Inc.	83,810	3,058,227
Belden, Inc.	11,352	559,313
Benchmark Electronics, Inc.	24,735	761,343
Black Knight, Inc.(b)	14,954	1,000,722
Booz Allen Hamilton Holding Corp.	26,693	2,083,122
Broadcom, Inc.	27,149	8,284,789
Broadridge Financial Solutions, Inc.	11,691	1,392,983
CACI International, Inc., Class A(b)	6,024	1,611,059
Cadence Design Systems, Inc.(b)	13,396	965,986
CDK Global, Inc.	10,723	575,611
CDW Corp.	22,849	2,980,652
Cerence, Inc.(b)	6,322	134,975
Check Point Software Technologies Ltd. (Israel)(b)	9,587	1,095,890
Ciena Corp.(b)	20,476	832,759
Cisco Systems, Inc.	738,898	33,967,141
Citrix Systems, Inc.	9,414	1,141,165
Cognizant Technology Solutions Corp., Class A	58,380	3,583,364
CommScope Holding Co., Inc.(b)	63,091	768,764
Conduent, Inc.(b)	124,766	533,999
CoreLogic, Inc.	17,475	812,588
Corning, Inc.	173,796	4,638,615
Cree, Inc.(b)	14,526	675,314
Cypress Semiconductor Corp.	47,551	1,109,365
Dell Technologies, Inc., Class C(b)	50,435	2,459,715
Diebold Nixdorf, Inc.(b)	80,496	926,509
DXC Technology Co.	65,699	2,094,484
EchoStar Corp., Class A(b)	19,805	790,319
Euronet Worldwide, Inc.(b)	5,103	804,437
F5 Networks, Inc.(b)	5,536	676,056

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Fidelity National Information Services, Inc.	53,356	$7,665,123
First Solar, Inc.(b)	27,530	1,364,937
Fiserv, Inc.(b)	55,625	6,597,681
FleetCor Technologies, Inc.(b)	7,361	2,320,408
Flex Ltd.(b)	473,229	6,222,961
FLIR Systems, Inc.	15,413	794,386
Gartner, Inc.(b)	5,080	816,762
Global Payments, Inc.	21,872	4,274,882
Hewlett Packard Enterprise Co.	640,635	8,924,046
HP, Inc.	375,761	8,011,225
Insight Enterprises, Inc.(b)	18,969	1,249,488
Intel Corp.	867,353	55,449,877
International Business Machines Corp.	281,477	40,456,689
Intuit, Inc.	9,812	2,751,089
Jabil, Inc.	101,071	3,930,651
Jack Henry & Associates, Inc.	6,202	927,447
Juniper Networks, Inc.	70,843	1,625,138
KBR, Inc.	49,533	1,347,298
Keysight Technologies, Inc.(b)	15,576	1,448,412
KLA Corp.	35,260	5,843,992
Lam Research Corp.	14,079	4,198,499
Leidos Holdings, Inc.	40,552	4,074,259
Marvell Technology Group Ltd.	61,383	1,475,647
Mastercard, Inc., Class A	28,349	8,956,583
Maxim Integrated Products, Inc.	35,419	2,129,390
Microchip Technology, Inc.	23,954	2,335,036
Micron Technology, Inc.(b)	228,057	12,107,546
Microsoft Corp.	670,184	114,085,422
Motorola Solutions, Inc.	15,294	2,707,038
NCR Corp.(b)	59,076	1,992,043
NetApp, Inc.	33,798	1,804,813
NortonLifeLock, Inc.	180,489	5,129,497
Nuance Communications, Inc.(b)	50,626	957,844
NVIDIA Corp.	21,439	5,068,823
NXP Semiconductors N.V. (Netherlands)	56,810	7,206,917
ON Semiconductor Corp.(b)	66,968	1,550,309
Oracle Corp.	370,551	19,435,400
Paychex, Inc.	39,268	3,368,016
PayPal Holdings, Inc.(b)	62,501	7,118,239
Perspecta, Inc.	48,301	1,355,809
Plexus Corp.(b)	10,861	772,434
Qorvo, Inc.(b)	24,754	2,620,458
QUALCOMM, Inc.	390,070	33,276,872
Sabre Corp.	51,678	1,113,144
salesforce.com, inc.(b)	19,496	3,554,316
Sanmina Corp.(b)	42,562	1,355,174
Science Applications International Corp.	8,792	771,674
Seagate Technology PLC	108,140	6,162,899
Skyworks Solutions, Inc.	22,286	2,521,661
SS&C Technologies Holdings, Inc.	11,471	722,788
SYNNEX Corp.	16,249	2,238,462
Synopsys, Inc.(b)	12,680	1,870,427
TE Connectivity Ltd.	66,441	6,124,531
Tech Data Corp.(b)	45,011	6,478,883
Teradata Corp.(b)	16,499	401,586
Teradyne, Inc.	19,274	1,271,891
Texas Instruments, Inc.	105,074	12,677,178
Trimble, Inc.(b)	27,702	1,177,889
ViaSat, Inc.(b)	9,100	579,215
Visa, Inc., Class A	80,661	16,049,119
Vishay Intertechnology, Inc.	30,325	615,294
VMware, Inc., Class A(b)	3,744	554,337
	Shares	Value
Information Technology-(continued)
Western Digital Corp.	131,536	$8,615,608
Western Union Co. (The)	124,683	3,353,973
WEX, Inc.(b)	4,040	876,357
Xerox Holdings Corp.	89,453	3,181,843
Xilinx, Inc.	17,316	1,462,856
Zebra Technologies Corp., Class A(b)	3,932	939,827
		843,655,269
Materials-3.21%
Air Products and Chemicals, Inc.	33,047	7,888,649
AK Steel Holding Corp.(b)	383,873	1,059,489
Albemarle Corp.(c)	20,440	1,640,923
Alcoa Corp.(b)	101,825	1,420,459
Allegheny Technologies, Inc.(b)	27,371	472,150
AptarGroup, Inc.	9,192	1,061,768
Ashland Global Holdings, Inc.	14,309	1,058,580
Avery Dennison Corp.	16,710	2,193,020
Axalta Coating Systems Ltd.(b)	43,759	1,260,697
Ball Corp.	43,779	3,159,968
Berry Global Group, Inc.(b)	32,732	1,391,765
Cabot Corp.	19,368	771,815
Carpenter Technology Corp.	13,933	553,697
Celanese Corp.	22,797	2,359,490
CF Industries Holdings, Inc.	68,706	2,767,478
Chemours Co. (The)	32,989	457,557
Cleveland-Cliffs, Inc.(c)	71,356	500,919
Commercial Metals Co.	69,482	1,427,855
Compass Minerals International, Inc.	12,553	726,693
Constellium SE(b)	88,714	1,007,791
Corteva, Inc.	229,669	6,642,028
Crown Holdings, Inc.(b)	40,316	2,984,593
Domtar Corp.	28,353	987,251
Dow, Inc.	231,999	10,688,194
DuPont de Nemours, Inc.	229,669	11,754,459
Eastman Chemical Co.	44,788	3,192,041
Ecolab, Inc.	28,493	5,587,762
Element Solutions, Inc.(b)	81,666	955,492
FMC Corp.	13,369	1,277,943
Freeport-McMoRan, Inc.	557,886	6,192,535
Graphic Packaging Holding Co.	91,137	1,424,471
Huntsman Corp.	91,546	1,882,186
International Flavors & Fragrances, Inc.	10,691	1,401,697
International Paper Co.	149,275	6,078,478
Linde PLC (United Kingdom)	99,627	20,237,233
Louisiana-Pacific Corp.	29,830	915,184
LyondellBasell Industries N.V., Class A	124,388	9,684,850
Martin Marietta Materials, Inc.	9,094	2,398,997
Mosaic Co. (The)	122,338	2,427,186
Newmont Corp.	102,244	4,607,115
Nucor Corp.	96,814	4,597,697
O-I Glass, Inc.	97,541	1,230,967
Olin Corp.	52,861	786,043
Packaging Corp. of America	22,888	2,191,526
PolyOne Corp.	22,949	761,448
PPG Industries, Inc.	44,904	5,381,295
Reliance Steel & Aluminum Co.	28,143	3,230,816
Royal Gold, Inc.	7,059	814,044
RPM International, Inc.	26,027	1,857,547
Scotts Miracle-Gro Co. (The)	9,704	1,191,069
Sealed Air Corp.	36,711	1,303,241
Sherwin-Williams Co. (The)	7,420	4,132,866
Silgan Holdings, Inc.	22,486	693,918
Sonoco Products Co.	25,905	1,480,212

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	55,624	$1,662,045
Trinseo S.A.	17,255	495,564
United States Steel Corp.(c)	87,542	794,006
Vulcan Materials Co.	15,136	2,143,712
Warrior Met Coal, Inc.	24,534	462,711
Westlake Chemical Corp.	7,800	477,360
Westrock Co.	106,539	4,155,021
		174,343,566
Real Estate-3.33%
Alexandria Real Estate Equities, Inc.	14,373	2,345,674
American Campus Communities, Inc.	29,968	1,374,632
American Homes 4 Rent, Class A	34,401	940,179
American Tower Corp.	29,747	6,893,570
Apartment Investment & Management Co., Class A	24,089	1,269,731
Apple Hospitality REIT, Inc.	82,943	1,245,804
AvalonBay Communities, Inc.	20,056	4,345,935
Boston Properties, Inc.	30,048	4,307,381
Brandywine Realty Trust	50,340	786,311
Brixmor Property Group, Inc.	93,838	1,873,006
Brookfield Property REIT, Inc., Class A	33,811	624,151
Camden Property Trust	15,729	1,768,411
CBL & Associates Properties, Inc.(c)	451,612	379,354
CBRE Group, Inc., Class A(b)	58,380	3,564,099
Colony Capital, Inc.	263,813	1,232,007
Columbia Property Trust, Inc.	43,649	920,994
CoreCivic, Inc.	81,759	1,304,056
Corporate Office Properties Trust	26,334	783,963
Cousins Properties, Inc.	17,501	716,316
Crown Castle International Corp.	50,182	7,519,271
CubeSmart	25,619	811,354
CyrusOne, Inc.	10,950	666,308
DiamondRock Hospitality Co.	70,483	681,571
Digital Realty Trust, Inc.	32,372	3,981,432
Diversified Healthcare Trust	120,171	927,720
Douglas Emmett, Inc.	24,830	1,030,445
Duke Realty Corp.	58,788	2,134,592
EPR Properties	12,337	880,492
Equinix, Inc.	8,013	4,725,506
Equity Commonwealth	20,822	682,753
Equity LifeStyle Properties, Inc.	14,866	1,081,502
Equity Residential	64,615	5,368,214
Essex Property Trust, Inc.	8,323	2,578,132
Extra Space Storage, Inc.	13,250	1,466,510
Federal Realty Investment Trust	9,601	1,200,317
Gaming and Leisure Properties, Inc.	30,793	1,455,123
GEO Group, Inc. (The)	50,223	793,523
Healthcare Realty Trust, Inc.	23,160	835,150
Healthcare Trust of America, Inc., Class A	36,212	1,159,870
Healthpeak Properties, Inc.	104,778	3,770,960
Highwoods Properties, Inc.	23,437	1,174,428
Host Hotels & Resorts, Inc.	217,188	3,548,852
Howard Hughes Corp. (The)(b)	6,748	821,097
Hudson Pacific Properties, Inc.	26,436	960,684
Invitation Homes, Inc.	41,550	1,307,578
Iron Mountain, Inc.	85,161	2,691,939
Jones Lang LaSalle, Inc.	9,100	1,545,362
Kilroy Realty Corp.	15,294	1,262,826
Kimco Realty Corp.	111,453	2,123,180
Lamar Advertising Co., Class A	15,074	1,399,018
Lexington Realty Trust	67,181	743,694
Liberty Property Trust	29,992	1,878,999
	Shares	Value
Real Estate-(continued)
Life Storage, Inc.	8,046	$910,646
Macerich Co. (The)(c)	44,079	983,402
Mack-Cali Realty Corp.	30,152	662,138
Medical Properties Trust, Inc.	61,287	1,357,507
Mid-America Apartment Communities, Inc.	20,070	2,753,805
National Retail Properties, Inc.	20,826	1,166,256
Omega Healthcare Investors, Inc.	38,872	1,630,680
Outfront Media, Inc.	62,512	1,859,107
Paramount Group, Inc.	62,518	879,003
Park Hotels & Resorts, Inc.	57,403	1,259,422
Piedmont Office Realty Trust, Inc., Class A	43,277	1,003,594
Prologis, Inc.	71,037	6,597,917
Public Storage	15,991	3,578,146
Rayonier, Inc.	33,871	1,029,001
Realogy Holdings Corp.(c)	77,158	817,103
Realty Income Corp.	34,009	2,666,646
Regency Centers Corp.	24,034	1,491,069
Retail Properties of America, Inc., Class A	70,349	854,740
RLJ Lodging Trust	63,964	995,280
Ryman Hospitality Properties, Inc.	7,795	662,809
Sabra Health Care REIT, Inc.	39,604	851,486
SBA Communications Corp., Class A	4,638	1,157,459
Service Properties Trust	70,268	1,516,383
Simon Property Group, Inc.	40,601	5,406,023
SITE Centers Corp.	74,814	950,886
SL Green Realty Corp.	23,433	2,156,773
Spirit Realty Capital, Inc.	27,856	1,470,240
STORE Capital Corp.	22,541	884,734
Sun Communities, Inc.	9,158	1,485,153
Sunstone Hotel Investors, Inc.	73,606	933,324
Taubman Centers, Inc.	17,125	452,443
UDR, Inc.	35,396	1,695,822
Uniti Group, Inc.(c)	54,447	344,650
Ventas, Inc.	85,371	4,939,566
VEREIT, Inc.	312,417	3,049,190
VICI Properties, Inc.	44,200	1,184,560
Vornado Realty Trust	32,979	2,169,029
Washington Prime Group, Inc.(c)	170,293	512,582
Weingarten Realty Investors	29,431	856,442
Welltower, Inc.	90,563	7,689,704
Weyerhaeuser Co.	192,304	5,567,201
WP Carey, Inc.	20,538	1,727,657
Xenia Hotels & Resorts, Inc.	43,426	811,632
		180,855,186
Utilities-4.96%
AES Corp. (The)	277,460	5,510,356
ALLETE, Inc.	11,798	984,897
Alliant Energy Corp.	51,219	3,040,360
Ameren Corp.	60,551	4,968,210
American Electric Power Co., Inc.	132,288	13,787,055
American Water Works Co., Inc.	28,005	3,814,281
Aqua America, Inc.	27,579	1,432,453
Atmos Energy Corp.	18,851	2,206,133
Avangrid, Inc.	14,067	749,208
Avista Corp.	21,709	1,103,903
Black Hills Corp.	11,375	944,466
CenterPoint Energy, Inc.	134,158	3,552,504
CMS Energy Corp.	66,459	4,553,106
Consolidated Edison, Inc.	101,670	9,556,980
Dominion Energy, Inc.	154,567	13,254,120
DTE Energy Co.	46,758	6,200,578
Duke Energy Corp.	240,077	23,438,717

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Edison International	116,678	$8,931,701
Entergy Corp.	65,694	8,640,075
Evergy, Inc.	11,897	858,488
Eversource Energy	78,766	7,281,129
Exelon Corp.	330,361	15,721,880
FirstEnergy Corp.	114,699	5,825,562
Hawaiian Electric Industries, Inc.	34,403	1,682,651
IDACORP, Inc.	10,251	1,150,060
National Fuel Gas Co.	17,698	764,377
New Jersey Resources Corp.	18,025	744,793
NextEra Energy, Inc.	80,634	21,626,039
NiSource, Inc.	82,599	2,420,977
NorthWestern Corp.	13,111	1,009,154
NRG Energy, Inc.	52,697	1,943,992
OGE Energy Corp.	46,354	2,125,331
ONE Gas, Inc.	9,947	939,991
PG&E Corp.(b)	668,357	10,165,710
Pinnacle West Capital Corp.	30,693	2,998,399
PNM Resources, Inc.	20,358	1,104,014
Portland General Electric Co.	24,908	1,531,842
PPL Corp.	247,901	8,971,537
Public Service Enterprise Group, Inc.	140,930	8,343,056
Sempra Energy	61,888	9,941,688
South Jersey Industries, Inc.	19,889	612,581
Southern Co. (The)	326,055	22,954,272
Southwest Gas Holdings, Inc.	11,778	889,357
Spire, Inc.	11,204	944,721
UGI Corp.	44,926	1,868,472
Vistra Energy Corp.	108,815	2,450,514
WEC Energy Group, Inc.	62,874	6,280,484
Xcel Energy, Inc.	130,810	9,050,744
		268,870,918
Total Common Stocks & Other Equity Interests (Cost $4,483,941,794)		5,421,830,061
	Shares	Value
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $3,785,736)	3,785,736	$3,785,736
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $4,487,727,530)		5,425,615,797
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	15,598,031	15,598,031
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	5,313,753	5,315,878
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,913,841)		20,913,909
TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $4,508,641,371)		5,446,529,706
OTHER ASSETS LESS LIABILITIES-(0.41)%		(22,025,312)
NET ASSETS-100.00%		$5,424,504,394

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$4,939,142	$99,730	$(428,268)	$(1,023,676)	$(5,171)	$3,581,757	$203,713
Invesco Mortgage Capital, Inc.	907,425	21,383	(93,383)	47,174	12,487	895,086	74,713
Total Investments in Affiliates	$5,846,567	$121,113	$(521,651)	$(976,502)	$7,316	$4,476,843	$278,426

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.60%
AMC Entertainment Holdings, Inc., Class A(b)	254,588	$1,659,914
ATN International, Inc.	13,520	782,402
Boingo Wireless, Inc.(c)	12,857	144,513
Cable One, Inc.	2,105	3,586,983
Cars.com, Inc.(b)(c)	133,231	1,554,806
Cincinnati Bell, Inc.(c)	266,495	3,653,646
Cogent Communications Holdings, Inc.	35,021	2,484,040
Consolidated Communications Holdings, Inc.	334,934	1,617,731
E.W. Scripps Co. (The), Class A	59,895	727,125
Emerald Expositions Events, Inc.	32,635	340,383
Entercom Communications Corp., Class A	262,345	1,041,510
Entravision Communications Corp., Class A	189,014	419,611
Eros International PLC (India)(b)(c)	86,485	208,429
Gannett Co., Inc.	165,125	1,008,914
GCI Liberty, Inc.(c)	39,669	2,902,977
Global Eagle Entertainment, Inc.(b)(c)	70,755	29,363
Glu Mobile, Inc.(c)	26,668	157,341
Gogo, Inc.(b)(c)	106,532	560,358
Gray Television, Inc.(c)	121,241	2,458,767
IDT Corp., Class B(c)	100,815	762,161
IMAX Corp.(c)	57,251	946,932
Intelsat S.A.(b)(c)	115,654	394,380
Iridium Communications, Inc.(c)	115,081	2,940,320
John Wiley & Sons, Inc., Class A	69,641	3,037,740
Liberty Media Corp.-Liberty Braves, Class A(c)	4,710	137,768
Liberty Media Corp.-Liberty Braves, Class C(c)	16,732	487,738
Liberty TripAdvisor Holdings, Inc., Class A(c)	101,685	598,925
Madison Square Garden Co. (The), Class A(c)	11,381	3,370,938
Marcus Corp. (The)	22,987	670,071
MDC Partners, Inc., Class A(c)	387,829	880,372
Meet Group, Inc. (The)(c)	42,066	224,212
MSG Networks, Inc., Class A(c)	43,686	664,464
National CineMedia, Inc.	294,282	2,171,801
New York Times Co. (The), Class A	70,132	2,244,925
ORBCOMM, Inc.(c)	45,189	162,229
QuinStreet, Inc.(c)	22,669	293,677
Reading International, Inc., Class A(c)	25,314	258,203
Roku, Inc.(c)	3,590	434,211
Scholastic Corp.	54,674	1,801,508
Shenandoah Telecommunications Co.	26,365	1,063,828
Sirius XM Holdings, Inc.(b)	455,077	3,217,394
Spok Holdings, Inc.	45,591	484,176
TechTarget, Inc.(c)	12,266	311,434
Townsquare Media, Inc., Class A	40,183	387,766
Tribune Publishing Co.	75,117	943,470
TripAdvisor, Inc.	54,136	1,478,996
TrueCar, Inc.(b)(c)	59,711	220,931
United States Cellular Corp.(c)	27,421	878,020
Vonage Holdings Corp.(c)	166,171	1,473,937
WideOpenWest, Inc.(c)	136,344	920,322
World Wrestling Entertainment, Inc., Class A(b)	9,058	442,755
Yelp, Inc.(c)	46,774	1,524,832
Zillow Group, Inc., Class A(c)	26,730	1,234,926
Zillow Group, Inc., Class C(b)(c)	57,398	2,652,362
Zynga, Inc., Class A(c)	392,417	2,362,350
		67,418,887
Consumer Discretionary-13.65%
1-800-Flowers.com, Inc., Class A(c)	33,943	515,594
Acushnet Holdings Corp.	49,516	1,533,511
Adtalem Global Education, Inc.(c)	72,821	2,513,053
American Outdoor Brands Corp.(c)	147,555	1,389,968
	Shares	Value
Consumer Discretionary-(continued)
American Public Education, Inc.(c)	27,032	$644,173
America’s Car-Mart, Inc.(c)	6,427	705,556
At Home Group, Inc.(b)(c)	45,807	259,268
Barnes & Noble Education, Inc.(c)	272,030	935,783
Bassett Furniture Industries, Inc.	24,077	294,462
BBX Capital Corp.	133,172	516,707
Beazer Homes USA, Inc.(c)	170,160	2,339,700
Big 5 Sporting Goods Corp.(b)	237,438	885,644
Biglari Holdings, Inc., Class B(c)	3,262	353,862
BJ’s Restaurants, Inc.	22,541	896,681
Blue Apron Holdings, Inc., Class A(b)(c)	8,427	32,528
Boot Barn Holdings, Inc.(c)	31,204	1,309,632
Boyd Gaming Corp.	114,550	3,419,318
Bright Horizons Family Solutions, Inc.(c)	26,645	4,362,586
Buckle, Inc. (The)(b)	136,876	3,341,143
Build-A-Bear Workshop, Inc.(c)	46,608	194,821
Caleres, Inc.	99,979	1,754,631
Callaway Golf Co.	81,668	1,749,329
Camping World Holdings, Inc., Class A	77,347	1,204,293
Carriage Services, Inc.	25,451	602,425
Carrols Restaurant Group, Inc.(c)	123,094	558,847
Cato Corp. (The), Class A	99,957	1,603,310
Cavco Industries, Inc.(c)	8,891	1,991,762
Century Casinos, Inc.(c)	40,700	339,031
Century Communities, Inc.(c)	60,693	1,800,761
Cheesecake Factory, Inc. (The)	67,861	2,605,862
Chegg, Inc.(c)	15,984	659,020
Chico’s FAS, Inc.	637,470	2,479,758
Children’s Place, Inc. (The)(b)	24,818	1,480,890
Choice Hotels International, Inc.	17,723	1,775,845
Churchill Downs, Inc.	21,055	3,039,921
Chuy’s Holdings, Inc.(c)	24,678	605,845
Citi Trends, Inc.	31,505	733,751
Collectors Universe, Inc.	15,127	371,519
Columbia Sportswear Co.	18,698	1,756,116
Conn’s, Inc.(c)	71,041	622,319
Container Store Group, Inc. (The)(b)(c)	58,610	236,784
Crocs, Inc.(c)	45,030	1,707,087
CSS Industries, Inc.	36,349	339,863
Dave & Buster’s Entertainment, Inc.	42,876	1,893,404
Deckers Outdoor Corp.(c)	23,984	4,578,785
Del Taco Restaurants, Inc.(c)	72,302	545,157
Denny’s Corp.(c)	45,819	937,915
Despegar.com Corp. (Argentina)(c)	17,159	254,125
Dillard’s, Inc., Class A(b)	52,663	3,197,697
Dine Brands Global, Inc.	22,365	1,906,616
Dorman Products, Inc.(c)	19,719	1,376,386
Drive Shack, Inc.(c)	177,906	672,485
El Pollo Loco Holdings, Inc.(c)	29,166	401,907
Eldorado Resorts, Inc.(b)(c)	42,051	2,513,809
Ethan Allen Interiors, Inc.	67,871	1,096,117
Etsy, Inc.(c)	13,534	660,595
Everi Holdings, Inc.(c)	132,168	1,652,100
Express, Inc.(c)	662,749	2,657,624
Fiesta Restaurant Group, Inc.(c)	59,301	588,859
Five Below, Inc.(c)	13,440	1,521,677
Flexsteel Industries, Inc.	19,678	322,719
Floor & Decor Holdings, Inc., Class A(c)	23,554	1,161,448
Fox Factory Holding Corp.(c)	13,440	884,621
Francesca’s Holdings Corp.(b)(c)	71,542	546,581
frontdoor, Inc.(c)	73,720	3,138,998
Funko, Inc., Class A(b)(c)	8,460	127,154

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Gentherm, Inc.(c)	44,940	$2,072,183
G-III Apparel Group Ltd.(c)	97,500	2,652,975
GNC Holdings, Inc.(b)(c)	1,090,884	2,334,492
Golden Entertainment, Inc.(c)	23,023	395,075
GoPro, Inc., Class A(b)(c)	164,860	649,548
Grand Canyon Education, Inc.(c)	29,590	2,316,305
Groupon, Inc.(c)	701,792	2,021,161
Grubhub, Inc.(c)	23,643	1,280,268
Guess?, Inc.	149,994	3,193,372
Habit Restaurants, Inc. (The), Class A(c)	27,886	387,894
Hamilton Beach Brands Holding Co., Class A	15,873	250,793
Haverty Furniture Cos., Inc.	53,038	1,067,655
Helen of Troy Ltd.(c)	27,456	5,190,557
Hibbett Sports, Inc.(b)(c)	94,237	2,335,193
Hilton Grand Vacations, Inc.(c)	108,551	3,463,862
Hooker Furniture Corp.	19,107	470,797
Horizon Global Corp.(b)(c)	291,726	983,117
Houghton Mifflin Harcourt Co.(c)	266,984	1,473,752
Hovnanian Enterprises, Inc., Class A(b)(c)	53,934	1,378,553
Installed Building Products, Inc.(c)	17,890	1,326,186
iRobot Corp.(b)(c)	10,761	506,305
J. Jill, Inc.(b)	64,794	77,105
Jack in the Box, Inc.	29,167	2,384,402
Johnson Outdoors, Inc., Class A	4,814	378,380
K12, Inc.(c)	54,237	875,385
Kirkland’s, Inc.(b)(c)	62,091	71,405
Land’s End, Inc.(c)	31,166	363,084
Laureate Education, Inc., Class A(c)	230,919	4,812,352
La-Z-Boy, Inc.	70,360	2,155,830
LCI Industries	35,102	3,789,963
LGI Homes, Inc.(c)	20,072	1,600,541
Libbey, Inc.(c)	81,364	108,214
Lindblad Expeditions Holdings, Inc.(c)	15,819	260,855
Liquidity Services, Inc.(c)	53,686	285,610
Lumber Liquidators Holdings, Inc.(b)(c)	101,471	772,194
M.D.C. Holdings, Inc.	100,864	4,250,409
M/I Homes, Inc.(c)	89,790	3,985,778
MakeMyTrip Ltd. (India)(c)	25,889	595,447
Malibu Boats, Inc., Class A(c)	8,657	379,090
MarineMax, Inc.(c)	45,214	901,115
Marriott Vacations Worldwide Corp.	28,273	3,399,546
MasterCraft Boat Holdings, Inc.(c)	22,713	399,067
MercadoLibre, Inc. (Argentina)(c)	4,578	3,035,214
Modine Manufacturing Co.(c)	143,943	1,011,919
Monarch Casino & Resort, Inc.(c)	9,881	530,412
Monro, Inc.	25,312	1,587,062
Motorcar Parts of America, Inc.(c)	36,388	722,666
Movado Group, Inc.	22,909	394,493
Nathan’s Famous, Inc.	6,146	405,636
National Vision Holdings, Inc.(c)	54,329	1,853,706
Nautilus, Inc.(c)	76,119	242,058
New Home Co., Inc. (The)(c)	61,916	323,202
Ollie’s Bargain Outlet Holdings, Inc.(c)	18,513	981,930
Overstock.com, Inc.(c)	55,254	448,663
Oxford Industries, Inc.	21,741	1,508,825
Papa John’s International, Inc.	32,450	2,102,111
Party City Holdco, Inc.(b)(c)	243,308	700,727
Perdoceo Education Corp.(c)	67,762	1,204,808
PetMed Express, Inc.(b)	26,084	657,578
Pier 1 Imports, Inc.(b)(c)	123,847	388,880
Planet Fitness, Inc., Class A(c)	13,504	1,090,988
Playa Hotels & Resorts N.V.(c)	79,872	560,701
	Shares	Value
Consumer Discretionary-(continued)
PlayAGS, Inc.(c)	9,152	$94,083
Pool Corp.	21,890	4,800,477
Potbelly Corp.(c)	57,478	247,730
Quotient Technology, Inc.(c)	49,512	498,586
RCI Hospitality Holdings, Inc.	11,111	196,998
Red Lion Hotels Corp.(c)	28,435	78,481
Red Robin Gourmet Burgers, Inc.(c)	59,550	1,957,409
Red Rock Resorts, Inc., Class A	71,152	1,743,936
Regis Corp.(c)	77,425	1,201,636
Rent-A-Center, Inc.	126,831	3,694,587
RH(c)	15,208	3,174,670
Rocky Brands, Inc.	12,727	345,411
RTW RetailWinds, Inc.(c)	104,376	41,176
Rubicon Project, Inc. (The)(c)	56,172	525,770
Ruth’s Hospitality Group, Inc.	23,592	483,636
Scientific Games Corp.(c)	96,590	2,399,296
SeaWorld Entertainment, Inc.(c)	71,499	2,463,856
Shake Shack, Inc., Class A(b)(c)	5,762	388,647
Shiloh Industries, Inc.(c)	38,301	129,840
Shoe Carnival, Inc.(b)	19,552	701,135
Shutterstock, Inc.(c)	11,510	498,728
Sleep Number Corp.(c)	39,874	2,057,100
Sonic Automotive, Inc., Class A	132,999	4,206,758
Sportsmans Warehouse Holdings, Inc.(c)	149,286	967,373
Stage Stores, Inc.(b)	195,585	219,055
Stamps.com, Inc.(c)	5,263	392,041
Standard Motor Products, Inc.	32,309	1,569,571
Stein Mart, Inc.(c)	147,035	128,670
Steven Madden Ltd.	85,843	3,310,106
Stitch Fix, Inc., Class A(b)(c)	10,726	245,625
Stoneridge, Inc.(c)	40,470	1,127,494
Strategic Education, Inc.	7,994	1,297,346
Strattec Security Corp.	5,416	119,125
Sturm Ruger & Co., Inc.	26,495	1,312,032
Superior Group of Cos., Inc.	12,181	140,447
Superior Industries International, Inc.	215,784	690,509
Tailored Brands, Inc.(b)	222,423	885,244
Texas Roadhouse, Inc.	51,154	3,197,125
Tilly’s, Inc., Class A	39,439	335,232
TopBuild Corp.(c)	51,545	5,902,418
Town Sports International Holdings, Inc.(c)	49,591	104,141
Unifi, Inc.(c)	45,952	988,887
Universal Electronics, Inc.(c)	34,964	1,731,767
Veoneer, Inc. (Sweden)(b)(c)	90,756	1,182,551
Vera Bradley, Inc.(c)	68,947	660,512
Vista Outdoor, Inc.(c)	371,567	2,760,743
Wayfair, Inc., Class A(b)(c)	10,440	978,228
Wendy’s Co. (The)	192,560	4,172,775
Weyco Group, Inc.	12,432	281,585
William Lyon Homes, Inc., Class A(c)	133,684	3,100,132
Wingstop, Inc.	9,290	861,833
Winnebago Industries, Inc.	44,564	2,440,325
Wolverine World Wide, Inc.	89,130	2,813,834
WW International, Inc.(c)	42,457	1,400,232
ZAGG, Inc.(b)(c)	43,661	330,077
Zovio, Inc.(c)	70,216	111,643
Zumiez, Inc.(c)	45,226	1,409,694
		255,545,450
Consumer Staples-3.05%
Adecoagro S.A. (Brazil)(c)	263,968	1,971,841
Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	14,049	98,357

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Andersons, Inc. (The)	76,955	$1,740,722
Boston Beer Co., Inc. (The), Class A(c)	5,276	1,880,261
Calavo Growers, Inc.	12,958	992,712
Cal-Maine Foods, Inc.	47,383	1,691,099
Central Garden & Pet Co., Class A(c)	75,082	2,249,457
Chefs’ Warehouse, Inc. (The)(c)	29,887	1,087,887
Coca-Cola Consolidated, Inc.	6,170	1,670,898
Craft Brew Alliance, Inc.(c)	13,897	227,911
elf Beauty, Inc.(c)	29,628	464,567
Energizer Holdings, Inc.(b)	51,001	2,359,306
Farmer Brothers Co.(c)	19,927	238,726
Fresh Del Monte Produce, Inc.	89,500	2,808,510
Freshpet, Inc.(c)	4,144	260,575
Hain Celestial Group, Inc. (The)(c)	207,241	5,017,305
Hostess Brands, Inc.(c)	142,306	1,909,747
Ingles Markets, Inc., Class A	45,303	1,888,682
Inter Parfums, Inc.	10,720	740,859
J&J Snack Foods Corp.	11,009	1,825,733
John B. Sanfilippo & Son, Inc.	15,434	1,301,086
Keurig Dr Pepper, Inc.	104,309	2,975,936
Lancaster Colony Corp.	16,837	2,603,842
Limoneira Co.	8,922	174,157
Medifast, Inc.(b)	3,551	343,133
MGP Ingredients, Inc.(b)	5,505	187,500
National Beverage Corp.(b)(c)	7,374	316,418
Natural Grocers by Vitamin Cottage, Inc.	21,737	196,720
Natural Health Trends Corp.(b)	16,403	59,051
Pilgrim’s Pride Corp.(c)	149,637	3,898,044
PriceSmart, Inc.	37,078	2,271,398
Primo Water Corp.(c)	16,285	245,415
Pyxus International, Inc.(b)(c)	108,104	740,512
Revlon, Inc., Class A(b)(c)	16,676	356,366
Seneca Foods Corp., Class A(c)	13,494	533,688
Simply Good Foods Co. (The)(c)	27,120	622,946
SpartanNash Co.	129,806	1,581,037
Tootsie Roll Industries, Inc.(b)	11,869	404,852
Turning Point Brands, Inc.(b)	4,716	107,713
USANA Health Sciences, Inc.(c)	8,670	534,939
Vector Group Ltd.	312,360	4,104,410
Village Super Market, Inc., Class A	15,911	354,179
WD-40 Co.	5,818	1,086,919
Weis Markets, Inc.	26,613	976,431
		57,101,847
Energy-4.21%
Abraxas Petroleum Corp.(c)	165,988	38,011
Amplify Energy Corp.	52,768	284,420
Apergy Corp.(c)	93,841	2,426,728
Arch Coal, Inc., Class A	24,878	1,281,963
Archrock, Inc.	264,657	2,209,886
Ardmore Shipping Corp. (Ireland)(c)	118,881	731,118
Berry Petroleum Corp.	17,343	118,800
Bonanza Creek Energy, Inc.(c)	41,132	748,191
Cactus, Inc., Class A	6,511	187,647
California Resources Corp.(b)(c)	75,101	551,241
Callon Petroleum Co.(c)	461,929	1,385,787
Centennial Resource Development, Inc., Class A(c)	207,719	677,164
Cheniere Energy, Inc.(c)	30,748	1,821,512
Clean Energy Fuels Corp.(c)	261,837	602,225
CONSOL Energy, Inc.(c)	83,501	678,863
Contango Oil & Gas Co.(b)(c)	72,050	281,716
Core Laboratories N.V.	47,028	1,652,094
	Shares	Value
Energy-(continued)
CVR Energy, Inc.	65,666	$2,272,700
Denbury Resources, Inc.(c)	994,851	979,928
DHT Holdings, Inc.	287,151	1,616,660
DMC Global, Inc.(b)	6,718	281,014
Dorian LPG Ltd.(c)	120,060	1,575,187
Dril-Quip, Inc.(c)	74,056	3,028,890
Equitrans Midstream Corp.	179,761	1,738,289
Era Group, Inc.(c)	37,109	368,863
Exterran Corp.(c)	121,104	653,962
Extraction Oil & Gas, Inc.(b)(c)	373,375	530,192
Forum Energy Technologies, Inc.(c)	302,961	321,139
Frank’s International N.V.(b)(c)	154,690	541,415
FTS International, Inc.(c)	35,578	21,774
GasLog Ltd. (Monaco)	69,841	452,570
Geopark Ltd. (Colombia)	30,824	570,244
Geospace Technologies Corp.(c)	24,635	330,355
Golar LNG Ltd. (Bermuda)	87,237	839,220
Green Plains, Inc.	234,162	2,920,000
Gulf Island Fabrication, Inc.(c)	30,335	154,709
Hallador Energy Co.	36,468	60,537
Helix Energy Solutions Group, Inc.(c)	376,653	3,141,286
HighPoint Resources Corp.(c)	211,768	245,651
Independence Contract Drilling, Inc.(c)	56,573	39,737
International Seaways, Inc.(c)	83,667	1,862,427
ION Geophysical Corp.(c)	24,595	140,929
KLX Energy Services Holdings, Inc.(c)	13,211	53,372
Kosmos Energy Ltd. (Ghana)	253,111	1,293,397
Laredo Petroleum, Inc.(c)	242,080	416,378
Liberty Oilfield Services, Inc., Class A	33,740	286,115
Lonestar Resources US, Inc, Class A(c)	56,592	102,997
Mammoth Energy Services, Inc.	14,440	20,505
Matador Resources Co.(c)	81,643	1,197,703
Matrix Service Co.(c)	73,645	1,481,737
Montage Resources Corp.(c)	13,623	49,724
NACCO Industries, Inc., Class A	8,363	394,232
Navigator Holdings Ltd.(c)	100,361	1,209,350
Newpark Resources, Inc.(c)	168,439	842,195
NexTier Oilfield Solutions, Inc.(c)	282,340	1,454,051
Nine Energy Service, Inc.(c)	17,264	83,558
Nordic American Tankers Ltd.	915,129	3,093,136
Oil States International, Inc.(c)	163,927	1,767,133
Overseas Shipholding Group, Inc., Class A(c)	272,212	484,537
Pacific Ethanol, Inc.(c)	346,977	225,119
Par Pacific Holdings, Inc.(c)	90,557	1,822,007
Penn Virginia Corp.(c)	7,295	155,894
ProPetro Holding Corp.(c)	33,185	323,222
Renewable Energy Group, Inc.(c)	82,074	2,156,905
REX American Resources Corp.(c)	12,873	969,981
RigNet, Inc.(c)	23,306	96,953
Ring Energy, Inc.(c)	62,154	134,253
RPC, Inc.(b)	93,962	425,648
SandRidge Energy, Inc.(c)	171,163	436,466
Scorpio Tankers, Inc. (Monaco)	140,086	3,269,607
SEACOR Holdings, Inc.(c)	35,699	1,341,925
SEACOR Marine Holdings, Inc.(c)	27,330	285,325
Select Energy Services, Inc., Class A(c)	48,403	336,885
SFL Corp. Ltd. (Norway)	213,591	2,827,945
SilverBow Resources, Inc.(c)	12,363	65,771
Smart Sand, Inc.(b)(c)	69,399	140,880
Southwestern Energy Co.(c)	685,688	1,076,530
Talos Energy, Inc.(c)	13,296	291,714
Teekay Corp. (Bermuda)	561,598	1,999,289

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
Teekay Tankers Ltd., Class A (Bermuda)(c)	142,720	$2,324,909
TETRA Technologies, Inc.(c)	524,939	803,157
Tidewater, Inc.(c)	70,197	1,065,590
Unit Corp.(c)	149,393	59,727
US Silica Holdings, Inc.	175,042	899,716
W&T Offshore, Inc.(c)	143,183	592,778
		78,723,360
Financials-17.96%
1st Source Corp.	20,254	955,786
AG Mortgage Investment Trust, Inc.	78,514	1,244,447
Allegiance Bancshares, Inc.(c)	8,148	303,106
Ambac Financial Group, Inc.(c)	187,522	4,018,596
American National Insurance Co.	16,742	1,844,299
Ameris Bancorp	47,047	1,890,819
AMERISAFE, Inc.	29,825	2,040,626
Anworth Mortgage Asset Corp.	313,529	1,122,434
Apollo Commercial Real Estate Finance, Inc.	155,017	2,833,711
Arbor Realty Trust, Inc.	71,877	1,061,623
Ares Commercial Real Estate Corp.	66,900	1,093,146
Argo Group International Holdings Ltd.	51,403	3,372,037
Arlington Asset Investment Corp., Class A	90,101	511,774
ARMOUR Residential REIT, Inc.	52,094	1,003,330
Artisan Partners Asset Management, Inc., Class A	75,859	2,533,691
Atlantic Capital Bancshares, Inc.(c)	23,597	445,275
Atlantic Union Bankshares Corp.	55,573	1,872,254
Axos Financial, Inc.(c)	54,588	1,537,744
Banc of California, Inc.	75,790	1,209,608
BancFirst Corp.	16,972	980,982
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	81,390	1,640,822
Bancorp, Inc. (The)(c)	52,196	617,479
BancorpSouth Bank	97,285	2,779,432
Bank of Marin Bancorp	10,722	472,411
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	60,495	2,009,644
BankFinancial Corp.	15,090	188,172
Banner Corp.	32,813	1,691,510
Baycom Corp.(c)	7,946	178,467
Berkshire Hills Bancorp, Inc.	64,147	1,805,738
BGC Partners, Inc., Class A	317,790	1,833,648
Blucora, Inc.(c)	44,083	994,072
BOK Financial Corp.	39,127	3,087,120
Boston Private Financial Holdings, Inc.	147,866	1,685,672
Bridge Bancorp, Inc.	19,588	594,496
Brookline Bancorp, Inc.	103,349	1,570,905
Bryn Mawr Bank Corp.	24,867	933,010
Byline Bancorp, Inc.	15,941	307,661
Cadence BanCorp	68,480	1,070,342
Cannae Holdings, Inc.(c)	109,016	4,432,591
Capitol Federal Financial, Inc.	261,449	3,445,898
Capstead Mortgage Corp.	332,111	2,729,952
Carolina Financial Corp.	13,616	522,174
Cathay General Bancorp	87,282	3,147,389
CBTX, Inc.	14,484	428,002
CenterState Bank Corp.	67,421	1,521,018
Central Pacific Financial Corp.	36,142	1,002,218
Central Valley Community Bancorp	13,674	256,934
Cherry Hill Mortgage Investment Corp.	26,741	410,742
City Holding Co.	17,017	1,287,847
Civista Bancshares, Inc.	11,819	260,136
CNA Financial Corp.	78,614	3,508,543
	Shares	Value
Financials-(continued)
Cohen & Steers, Inc.	28,395	$2,100,662
Columbia Banking System, Inc.	95,408	3,692,290
Columbia Financial, Inc.(c)	24,394	409,087
Community Bank System, Inc.	50,495	3,346,304
Community Trust Bancorp, Inc.	25,137	1,099,744
ConnectOne Bancorp, Inc.	37,702	890,144
Cowen, Inc., Class A(c)	71,804	1,153,890
Credit Acceptance Corp.(c)	6,031	2,587,178
Curo Group Holdings Corp.	33,384	347,527
Customers Bancorp, Inc.(c)	67,052	1,433,572
CVB Financial Corp.	88,887	1,846,183
Diamond Hill Investment Group, Inc.	4,437	624,596
Dime Community Bancshares, Inc.	59,775	1,160,233
Donegal Group, Inc., Class A	11,869	165,573
Donnelley Financial Solutions, Inc.(c)	112,631	1,020,437
Dynex Capital, Inc.	56,069	999,150
Eagle Bancorp, Inc.	31,509	1,376,943
eHealth, Inc.(c)	2,886	303,492
Elevate Credit, Inc.(c)	47,661	276,910
Ellington Residential Mortgage REIT	21,808	234,654
Employers Holdings, Inc.	40,677	1,734,874
Encore Capital Group, Inc.(c)	56,161	1,906,666
Enova International, Inc.(c)	68,772	1,723,426
Enstar Group Ltd. (Bermuda)(c)	17,789	3,474,014
Enterprise Financial Services Corp.	20,927	910,534
Equity Bancshares, Inc., Class A(c)	14,163	380,418
Essent Group Ltd.	71,229	3,533,671
Evercore, Inc., Class A	32,560	2,494,747
Exantas Capital Corp.	118,859	1,435,817
FactSet Research Systems, Inc.	16,445	4,705,079
FB Financial Corp.	17,302	616,816
FBL Financial Group, Inc., Class A	18,065	971,536
Federal Agricultural Mortgage Corp., Class C	13,696	1,045,005
FedNat Holding Co.	22,766	353,556
FGL Holdings	388,621	3,750,193
Financial Institutions, Inc.	24,985	769,788
First Bancorp	313,668	2,907,702
First Bancorp/Southern Pines NC	26,784	950,296
First Bancshares, Inc. (The)	7,004	241,078
First Busey Corp.	53,911	1,374,730
First Choice Bancorp	7,750	188,635
First Citizens BancShares, Inc., Class A	8,681	4,573,324
First Commonwealth Financial Corp.	125,045	1,690,608
First Defiance Financial Corp.	20,945	615,574
First Financial Bancorp	77,746	1,869,014
First Financial Bankshares, Inc.	68,004	2,279,494
First Financial Corp.	21,879	913,011
First Financial Northwest, Inc.	11,149	163,110
First Foundation, Inc.	36,973	610,055
First Internet Bancorp	13,038	345,637
First Interstate BancSystem, Inc., Class A	35,915	1,382,727
First Merchants Corp.	47,878	1,903,150
First Mid Bancshares, Inc.	11,299	370,042
First Midwest Bancorp, Inc.	130,442	2,601,013
First of Long Island Corp. (The)	29,692	655,006
FirstCash, Inc.	30,300	2,635,191
Flagstar Bancorp, Inc.	47,834	1,685,670
Flushing Financial Corp.	44,066	875,591
Focus Financial Partners, Inc., Class A(c)	6,811	192,411
Franklin Financial Network, Inc.	14,188	523,112
FS Bancorp, Inc.	3,304	180,795
GAIN Capital Holdings, Inc.(b)	69,733	272,656

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
German American Bancorp, Inc.	19,058	$651,593
Glacier Bancorp, Inc.	78,147	3,311,088
Granite Point Mortgage Trust, Inc.	63,962	1,169,865
Great Ajax Corp.	30,305	457,302
Great Southern Bancorp, Inc.	15,173	863,495
Great Western Bancorp, Inc.	79,431	2,347,186
Green Dot Corp., Class A(c)	23,239	699,029
Greenhill & Co., Inc.	61,741	966,864
Greenlight Capital Re Ltd., Class A(c)	91,291	849,919
Guaranty Bancshares, Inc.	8,727	267,046
Hanmi Financial Corp.	52,581	884,412
HarborOne Bancorp, Inc.(c)	26,169	285,504
HCI Group, Inc.	13,296	588,614
Health Insurance Innovations, Inc., Class A(b)(c)	4,542	104,375
Heartland Financial USA, Inc.	30,423	1,487,989
Heritage Commerce Corp.	36,751	426,312
Heritage Financial Corp.	29,597	763,011
Heritage Insurance Holdings, Inc.	52,223	629,809
Hilltop Holdings, Inc.	133,857	3,030,522
Home Bancorp, Inc.	9,042	321,534
Home BancShares, Inc.	168,327	3,218,412
HomeStreet, Inc.(c)	37,508	1,204,382
Hope Bancorp, Inc.	215,048	2,990,242
Horace Mann Educators Corp.	82,908	3,565,873
Horizon Bancorp, Inc.	38,499	651,403
Houlihan Lokey, Inc.	24,247	1,257,207
Independent Bank Corp.	26,562	1,917,776
Independent Bank Corp.	17,578	375,818
Independent Bank Group, Inc.	20,926	1,119,960
Interactive Brokers Group, Inc., Class A	15,041	706,927
International Bancshares Corp.	74,914	2,951,612
INTL FCStone, Inc.(c)	25,495	1,215,092
James River Group Holdings Ltd.	60,409	2,593,962
Kearny Financial Corp.	75,856	936,822
Kingstone Cos., Inc.	9,292	73,407
Kinsale Capital Group, Inc.	5,848	667,959
KKR Real Estate Finance Trust, Inc.	23,125	486,781
Ladder Capital Corp.	135,182	2,480,590
Lakeland Financial Corp.	22,536	1,069,108
LCNB Corp.	12,878	213,388
LendingClub Corp.(c)	74,239	870,081
LendingTree, Inc.(b)(c)	1,335	415,452
Live Oak Bancshares, Inc.(b)	33,234	580,930
Luther Burbank Corp.	44,059	454,248
Maiden Holdings Ltd.(c)	550,978	484,861
MarketAxess Holdings, Inc.	7,623	2,699,914
MBIA, Inc.(c)	375,542	3,402,411
Mercantile Bank Corp.	22,279	730,083
Mercury General Corp.	61,516	3,019,820
Meridian Bancorp, Inc.	49,410	888,886
Meta Financial Group, Inc.	20,577	765,876
Metropolitan Bank Holding Corp.(c)	8,044	395,363
Midland States Bancorp, Inc.	26,526	700,817
MidWestOne Financial Group, Inc.	18,096	585,225
Moelis & Co., Class A	33,605	1,209,780
Morningstar, Inc.	9,225	1,447,310
National Bank Holdings Corp., Class A	22,813	743,704
National General Holdings Corp.	86,890	1,891,595
National Western Life Group, Inc., Class A	5,319	1,414,854
NBT Bancorp, Inc.	57,838	2,185,698
Nelnet, Inc., Class A	41,854	2,396,560
	Shares	Value
Financials-(continued)
New York Mortgage Trust, Inc.	435,999	$2,768,594
Nicolet Bankshares, Inc.(c)	9,145	646,094
NMI Holdings, Inc., Class A(c)	23,276	742,970
Northfield Bancorp, Inc.	62,205	988,437
Northrim BanCorp, Inc.	10,439	392,820
Northwest Bancshares, Inc.	160,968	2,531,222
OceanFirst Financial Corp.	32,974	766,975
Ocwen Financial Corp.(c)	932,162	1,146,559
OFG Bancorp	78,182	1,540,967
Ohio Valley Banc Corp.	4,388	145,023
Old National Bancorp	193,325	3,462,451
On Deck Capital, Inc.(c)	97,809	399,061
Opus Bank	37,298	993,432
Orchid Island Capital, Inc.	76,592	462,616
Origin Bancorp, Inc.	15,682	552,634
Pacific Premier Bancorp, Inc.	43,560	1,298,088
PCSB Financial Corp.	15,541	308,955
Peapack-Gladstone Financial Corp.	19,919	582,232
PennyMac Financial Services, Inc.	30,908	1,042,218
Peoples Bancorp, Inc.	22,030	716,856
Piper Sandler Cos.	17,230	1,420,269
PJT Partners, Inc., Class A	3,864	177,821
PRA Group, Inc.(c)	96,357	3,407,184
Preferred Bank	11,297	679,063
Provident Financial Services, Inc.	87,054	1,985,702
QCR Holdings, Inc.	11,853	487,158
RBB Bancorp	14,377	282,939
Ready Capital Corp.	41,899	683,792
Redwood Trust, Inc.	191,010	3,367,506
Regional Management Corp.(c)	25,280	696,464
Renasant Corp.	51,696	1,650,653
Republic Bancorp, Inc., Class A	13,345	559,156
RLI Corp.	52,268	4,861,447
S&T Bancorp, Inc.	42,393	1,593,553
Safety Insurance Group, Inc.	22,397	2,062,316
Sandy Spring Bancorp, Inc.	38,521	1,340,531
Seacoast Banking Corp. of Florida(c)	34,691	941,861
ServisFirst Bancshares, Inc.	28,225	1,037,269
Sierra Bancorp	15,233	407,940
Simmons First National Corp., Class A	105,604	2,532,384
SmartFinancial, Inc.	11,686	252,651
South State Corp.	47,893	3,621,190
Southern First Bancshares, Inc.(c)	6,965	271,983
Southern National Bancorp of Virginia, Inc.	22,538	350,015
Southside Bancshares, Inc.	40,132	1,407,831
State Auto Financial Corp.	22,103	665,521
Stewart Information Services Corp.	54,320	2,267,860
Stock Yards Bancorp, Inc.	23,297	902,526
TFS Financial Corp.	35,895	733,335
Third Point Reinsurance Ltd. (Bermuda)(c)	184,539	2,009,630
Towne Bank	65,460	1,737,963
TPG RE Finance Trust, Inc.	62,794	1,285,393
TriCo Bancshares	20,205	735,462
TriState Capital Holdings, Inc.(c)	26,451	608,108
Triumph Bancorp, Inc.(c)	20,038	781,081
TrustCo Bank Corp.	152,913	1,212,600
Trustmark Corp.	105,192	3,364,040
United Community Banks, Inc.	73,490	2,051,841
United Fire Group, Inc.	32,891	1,455,756
United Insurance Holdings Corp.	25,875	262,373
Universal Insurance Holdings, Inc.	37,637	916,085
Univest Financial Corp.	41,880	1,040,299

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Veritex Holdings, Inc.	9,958	$282,011
Virtus Investment Partners, Inc.	12,063	1,484,111
Walker & Dunlop, Inc.	40,053	2,658,318
Washington Trust Bancorp, Inc.	19,586	927,005
WesBanco, Inc.	67,167	2,224,571
Westamerica Bancorporation	26,292	1,665,861
Western Asset Mortgage Capital Corp.	158,301	1,679,574
Westwood Holdings Group, Inc.	14,729	413,590
WisdomTree Investments, Inc.	148,759	626,275
World Acceptance Corp.(c)	12,591	1,088,744
WSFS Financial Corp.	29,498	1,176,675
		336,072,822
Health Care-8.52%
ABIOMED, Inc.(c)	3,567	664,496
ACADIA Pharmaceuticals, Inc.(c)	10,851	433,389
Acceleron Pharma, Inc.(c)	7,004	635,823
Accuray, Inc.(c)	65,923	256,440
Aclaris Therapeutics, Inc.(c)	27,027	33,513
Acorda Therapeutics, Inc.(c)	57,994	117,728
Addus HomeCare Corp.(c)	6,124	577,738
Aduro Biotech, Inc.(c)	53,959	90,651
Adverum Biotechnologies, Inc.(c)	43,676	431,082
Agios Pharmaceuticals, Inc.(c)	6,372	310,508
Akorn, Inc.(c)	429,022	656,404
Align Technology, Inc.(c)	12,615	3,243,316
Alkermes PLC(c)	56,199	978,425
Allscripts Healthcare Solutions, Inc.(c)	272,147	2,335,021
Alnylam Pharmaceuticals, Inc.(c)	19,742	2,266,184
AMAG Pharmaceuticals, Inc.(c)	83,482	739,651
Amedisys, Inc.(c)	11,113	1,961,333
American Renal Associates Holdings, Inc.(c)	33,454	303,762
Amicus Therapeutics, Inc.(c)	32,507	287,362
AMN Healthcare Services, Inc.(c)	45,217	3,046,721
Amneal Pharmaceuticals, Inc.(c)	45,234	203,101
Amphastar Pharmaceuticals, Inc.(c)	18,927	357,910
AnaptysBio, Inc.(c)	3,781	54,900
AngioDynamics, Inc.(c)	41,815	575,793
ANI Pharmaceuticals, Inc.(c)	4,543	281,666
Anika Therapeutics, Inc.(c)	15,481	636,424
Arena Pharmaceuticals, Inc.(c)	5,146	235,121
Assertio Therapeutics, Inc.(c)	191,878	205,309
Atara Biotherapeutics, Inc.(c)	4,169	55,156
AtriCure, Inc.(c)	7,697	299,413
Atrion Corp.	529	380,451
Avanos Medical, Inc.(c)	49,322	1,358,328
Bio-Techne Corp.	13,663	2,868,820
BioTelemetry, Inc.(c)	6,369	311,571
Bluebird Bio, Inc.(c)	12,851	1,024,096
Blueprint Medicines Corp.(c)	8,085	512,993
Bruker Corp.	44,409	2,196,913
Cantel Medical Corp.	13,687	890,476
Capital Senior Living Corp.(c)	87,352	243,712
Cardiovascular Systems, Inc.(c)	7,146	324,357
Celldex Therapeutics, Inc.(c)	39,120	90,563
Chemed Corp.	7,414	3,462,635
Chimerix, Inc.(c)	101,631	167,691
Clovis Oncology, Inc.(b)(c)	13,841	114,742
Computer Programs & Systems, Inc.	19,114	496,964
Concert Pharmaceuticals, Inc.(c)	16,655	177,875
CONMED Corp.	21,703	2,206,761
Corcept Therapeutics, Inc.(c)	17,747	224,854
CorVel Corp.(c)	6,435	589,253
	Shares	Value
Health Care-(continued)
Cross Country Healthcare, Inc.(c)	89,163	$882,714
CryoLife, Inc.(c)	14,696	437,059
Cutera, Inc.(c)	9,197	259,171
DexCom, Inc.(c)	5,291	1,273,808
Diplomat Pharmacy, Inc.(c)	201,604	802,384
Dynavax Technologies Corp.(b)(c)	19,010	96,000
Eagle Pharmaceuticals, Inc.(c)	6,158	331,424
Editas Medicine, Inc.(c)	10,497	277,436
Elanco Animal Health, Inc.(c)	16,792	518,873
Emergent BioSolutions, Inc.(c)	27,108	1,493,380
Enanta Pharmaceuticals, Inc.(c)	4,892	252,134
Endo International PLC(c)	278,522	1,579,220
Endologix, Inc.(b)(c)	36,915	36,915
Ensign Group, Inc. (The)	31,510	1,424,252
Enzo Biochem, Inc.(c)	53,396	134,024
Epizyme, Inc.(c)	15,303	320,292
Esperion Therapeutics, Inc.(b)(c)	4,716	255,041
Evolent Health, Inc., Class A(c)	58,387	588,541
Exact Sciences Corp.(c)	8,682	809,857
Exelixis, Inc.(c)	18,160	312,352
FibroGen, Inc.(c)	10,578	442,689
Five Prime Therapeutics, Inc.(c)	28,269	133,430
Flexion Therapeutics, Inc.(c)	16,307	285,699
FONAR Corp.(c)	8,558	180,659
Genesis Healthcare, Inc.(c)	167,600	251,400
Glaukos Corp.(c)	2,802	157,612
Global Blood Therapeutics, Inc.(c)	5,656	369,111
Globus Medical, Inc., Class A(c)	35,943	1,879,100
Haemonetics Corp.(c)	23,228	2,494,455
Halozyme Therapeutics, Inc.(c)	16,623	315,505
HealthEquity, Inc.(c)	7,393	488,382
HealthStream, Inc.(c)	17,875	456,706
Heska Corp.(c)	2,247	225,127
HMS Holdings Corp.(c)	48,128	1,314,857
Horizon Therapeutics PLC(c)	74,302	2,562,676
ICU Medical, Inc.(c)	6,530	1,191,529
IDEXX Laboratories, Inc.(c)	15,465	4,191,170
Incyte Corp.(c)	25,380	1,854,517
Innoviva, Inc.(c)	30,175	416,566
Inogen, Inc.(c)	2,881	127,542
Inovio Pharmaceuticals, Inc.(b)(c)	41,497	187,981
Insmed, Inc.(c)	13,790	283,247
Insulet Corp.(c)	5,091	987,858
Integer Holdings Corp.(c)	29,938	2,556,705
Integra LifeSciences Holdings Corp.(c)	38,467	2,117,224
Intellia Therapeutics, Inc.(b)(c)	17,736	211,236
Intersect ENT, Inc.(c)	4,893	126,435
Intra-Cellular Therapies, Inc.(c)	27,443	622,682
Invacare Corp.	112,742	866,986
Ionis Pharmaceuticals, Inc.(c)	8,869	517,240
Lannett Co., Inc.(b)(c)	124,351	1,012,217
Lantheus Holdings, Inc.(c)	27,027	473,243
LeMaitre Vascular, Inc.	7,790	280,323
LHC Group, Inc.(c)	12,908	1,881,341
Ligand Pharmaceuticals, Inc.(c)	5,621	493,580
LivaNova PLC(c)	29,293	1,991,045
Luminex Corp.	30,447	690,690
MacroGenics, Inc.(c)	16,099	148,916
Masimo Corp.(c)	15,635	2,667,331
Medpace Holdings, Inc.(c)	12,016	1,027,969
Meridian Bioscience, Inc.	60,367	594,011
Merit Medical Systems, Inc.(c)	26,430	962,581

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Merrimack Pharmaceuticals, Inc.(b)	50,331	$154,516
Mesa Laboratories, Inc.	906	237,771
Momenta Pharmaceuticals, Inc.(c)	25,985	754,085
MyoKardia, Inc.(c)	5,199	353,688
Myriad Genetics, Inc.(c)	70,010	1,935,776
National Research Corp.	9,243	625,474
Natus Medical, Inc.(c)	38,788	1,213,677
Nektar Therapeutics(c)	5,860	116,555
Neogen Corp.(c)	19,435	1,307,392
NeoGenomics, Inc.(c)	11,014	354,981
Neurocrine Biosciences, Inc.(c)	4,897	490,092
Nevro Corp.(c)	7,795	1,036,033
NewLink Genetics Corp.(b)(c)	104,017	170,588
NextGen Healthcare, Inc.(c)	61,061	846,305
NuVasive, Inc.(c)	41,183	3,176,033
Omnicell, Inc.(c)	15,490	1,259,027
OPKO Health, Inc.(b)(c)	497,147	720,863
Option Care Health, Inc.(c)	187,003	781,673
OraSure Technologies, Inc.(c)	37,740	266,067
Orthofix Medical, Inc.(c)	11,515	498,139
Pacira BioSciences, Inc.(c)	11,011	475,895
PDL BioPharma, Inc.(c)	869,615	2,861,033
Pennant Group, Inc. (The)(c)	15,755	415,932
Penumbra, Inc.(c)	3,342	586,387
PetIQ, Inc.(c)	5,307	157,883
Phibro Animal Health Corp., Class A	19,722	467,806
Portola Pharmaceuticals, Inc.(b)(c)	11,867	151,779
PRA Health Sciences, Inc.(c)	24,875	2,520,086
Precigen, Inc.(b)(c)	43,801	203,675
Premier, Inc., Class A(c)	44,695	1,554,045
Prestige Consumer Healthcare, Inc.(c)	110,113	4,466,183
Prothena Corp. PLC (Ireland)(c)	33,103	402,863
Providence Service Corp. (The)(c)	21,957	1,423,911
PTC Therapeutics, Inc.(c)	5,833	300,399
Quidel Corp.(c)	6,959	534,451
Quorum Health Corp.(b)(c)	157,214	177,652
R1 RCM, Inc.(c)	52,299	653,737
Radius Health, Inc.(c)	12,285	215,725
RadNet, Inc.(c)	73,094	1,649,732
REGENXBIO, Inc.(c)	3,584	156,012
Repligen Corp.(c)	12,504	1,255,277
Retrophin, Inc.(c)	17,000	262,820
Revance Therapeutics, Inc.(c)	11,742	262,669
Sage Therapeutics, Inc.(c)	3,003	199,039
Sangamo Therapeutics, Inc.(c)	24,878	182,356
Sarepta Therapeutics, Inc.(c)	5,777	669,901
SeaSpine Holdings Corp.(c)	10,402	153,534
Seattle Genetics, Inc.(c)	10,002	1,084,117
Sorrento Therapeutics, Inc.(b)(c)	93,013	356,240
Spectrum Pharmaceuticals, Inc.(c)	39,148	99,044
Supernus Pharmaceuticals, Inc.(c)	13,084	299,231
Surgery Partners, Inc.(c)	68,095	1,148,763
SurModics, Inc.(c)	4,486	176,704
Syneos Health, Inc.(c)	59,023	3,621,651
Tabula Rasa HealthCare, Inc.(b)(c)	3,542	205,684
Tactile Systems Technology, Inc.(c)	2,027	113,897
Taro Pharmaceutical Industries Ltd.(c)	13,511	1,089,932
Teladoc Health, Inc.(b)(c)	9,862	1,003,064
Tivity Health, Inc.(b)(c)	65,508	1,417,921
TransEnterix, Inc.(b)(c)	3,955	5,379
Triple-S Management Corp., Class B(c)	126,041	2,220,842
Ultragenyx Pharmaceutical, Inc.(c)	6,588	346,199
	Shares	Value
Health Care-(continued)
US Physical Therapy, Inc.	5,997	$702,489
Utah Medical Products, Inc.	2,308	212,498
Vanda Pharmaceuticals, Inc.(c)	9,935	126,671
Varex Imaging Corp.(c)	52,747	1,458,455
Veeva Systems, Inc., Class A(c)	12,887	1,889,363
Vertex Pharmaceuticals, Inc.(c)	17,811	4,043,988
Vocera Communications, Inc.(c)	6,512	143,459
West Pharmaceutical Services, Inc.	34,950	5,450,452
Wright Medical Group N.V.(c)	33,405	1,006,827
Xencor, Inc.(c)	7,223	245,149
Zogenix, Inc.(b)(c)	6,233	313,956
		159,483,337
Industrials-19.68%
AAON, Inc.	19,322	1,013,246
AAR Corp.	59,368	2,527,889
ACCO Brands Corp.	358,054	3,093,587
ADT, Inc.(b)	153,792	953,510
Advanced Disposal Services, Inc.(c)	115,449	3,804,045
Advanced Drainage Systems, Inc.	45,817	1,904,613
Aegion Corp.(c)	90,210	1,885,389
Aerojet Rocketdyne Holdings, Inc.(c)	46,606	2,426,774
AeroVironment, Inc.(c)	7,825	521,223
Air Transport Services Group, Inc.(c)	76,856	1,611,670
Aircastle Ltd.	169,339	5,434,089
Alamo Group, Inc.	11,926	1,485,503
Alaska Air Group, Inc.	52,836	3,412,677
Albany International Corp., Class A	21,635	1,509,474
Allegiant Travel Co.	6,292	1,057,308
Allied Motion Technologies, Inc.	5,200	238,368
Altra Industrial Motion Corp.	41,249	1,371,942
AMERCO	9,445	3,506,645
Ameresco, Inc., Class A(c)	28,122	539,661
American Woodmark Corp.(c)	21,085	2,311,970
Apogee Enterprises, Inc.	47,425	1,509,063
Applied Industrial Technologies, Inc.	62,832	4,057,062
ARC Document Solutions, Inc.	160,191	205,044
ArcBest Corp.	70,831	1,580,240
Argan, Inc.	24,580	1,035,064
Armstrong Flooring, Inc.(c)	95,502	338,077
Armstrong World Industries, Inc.	37,399	3,752,242
ASGN, Inc.(c)	56,442	3,820,559
Astec Industries, Inc.	44,155	1,820,952
Astronics Corp.(c)	23,912	602,582
Atento S.A. (Spain)(c)	97,255	257,726
Atkore International Group, Inc.(c)	78,704	3,124,549
Atlas Air Worldwide Holdings, Inc.(c)	22,545	503,881
Axon Enterprise, Inc.(c)	9,006	691,751
AZZ, Inc.	38,060	1,570,356
Babcock & Wilcox Enterprises, Inc.(b)(c)	43,901	184,823
Barnes Group, Inc.	49,807	3,146,308
Barrett Business Services, Inc.	9,173	759,800
BG Staffing, Inc.	9,052	182,126
Blue Bird Corp.(c)	17,432	343,933
BlueLinx Holdings, Inc.(b)(c)	52,890	620,400
BMC Stock Holdings, Inc.(c)	165,644	4,834,320
Brady Corp., Class A	47,318	2,619,998
Briggs & Stratton Corp.	179,427	658,497
BrightView Holdings, Inc.(c)	43,786	691,819
Brink’s Co. (The)	47,322	3,984,039
BWX Technologies, Inc.	60,134	3,823,921
Caesarstone Ltd.(b)	44,845	586,573
CAI International, Inc.(c)	49,906	1,357,443

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Casella Waste Systems, Inc., Class A(c)	21,916	$1,121,880
CBIZ, Inc.(c)	70,823	1,912,221
CECO Environmental Corp.(c)	52,565	399,494
Chart Industries, Inc.(c)	23,637	1,512,295
China Yuchai International Ltd. (China)	45,363	586,090
Cimpress PLC (Ireland)(b)(c)	18,451	2,207,293
CIRCOR International, Inc.(c)	31,890	1,324,392
Civeo Corp.(c)	363,849	487,558
Columbus McKinnon Corp.	27,201	951,763
Comfort Systems USA, Inc.	35,526	1,648,406
Commercial Vehicle Group, Inc.(c)	101,748	507,723
Continental Building Products, Inc.(c)	46,856	1,733,203
Copa Holdings S.A., Class A (Panama)	15,301	1,498,886
Copart, Inc.(c)	68,117	6,911,151
Cornerstone Building Brands, Inc.(c)	88,803	761,930
Corporacion America Airports S.A. (Argentina)(c)	83,435	433,028
Costamare, Inc. (Monaco)	299,682	2,376,478
Covenant Transportation Group, Inc., Class A(c)	36,265	460,022
CRA International, Inc.	12,986	691,894
CSW Industrials, Inc.	13,832	1,049,572
Cubic Corp.	24,455	1,596,667
Daseke, Inc.(c)	247,819	752,131
Diana Shipping, Inc. (Greece)(c)	178,823	472,093
Douglas Dynamics, Inc.	30,372	1,592,404
Ducommun, Inc.(c)	21,917	897,063
DXP Enterprises, Inc.(c)	40,477	1,403,338
Eagle Bulk Shipping, Inc.(c)	81,367	264,443
Echo Global Logistics, Inc.(c)	69,837	1,353,441
Encore Wire Corp.	27,433	1,489,886
Enerpac Tool Group Corp.	67,232	1,553,732
Ennis, Inc.	51,261	1,069,304
EnPro Industries, Inc.	27,611	1,613,587
ESCO Technologies, Inc.	19,708	1,891,180
Evoqua Water Technologies Corp.(c)	87,699	1,751,349
Exponent, Inc.	18,159	1,321,430
Federal Signal Corp.	61,803	1,987,584
Forrester Research, Inc.	7,579	313,543
Forward Air Corp.	25,001	1,636,315
Foundation Building Materials, Inc.(c)	63,427	1,130,903
Franklin Covey Co.(c)	9,262	294,532
Franklin Electric Co., Inc.	39,724	2,291,678
FreightCar America, Inc.(c)	71,250	114,713
FTI Consulting, Inc.(c)	50,765	6,094,846
FuelCell Energy, Inc.(c)	25,196	40,062
Gardner Denver Holdings, Inc.(c)	103,266	3,646,322
Gates Industrial Corp. PLC(c)	53,259	664,140
Genco Shipping & Trading Ltd.	32,618	256,704
Generac Holdings, Inc.(c)	69,930	7,244,049
General Finance Corp.(c)	22,335	215,979
Gibraltar Industries, Inc.(c)	42,273	2,304,724
GMS, Inc.(c)	107,142	2,862,834
Gorman-Rupp Co. (The)	17,245	636,513
GP Strategies Corp.(c)	35,149	467,833
GrafTech International Ltd.	18,161	194,868
Graham Corp.	9,803	179,199
Granite Construction, Inc.(b)	63,572	1,724,708
Greenbrier Cos., Inc. (The)	84,158	2,027,366
Griffon Corp.	91,172	1,895,466
H&E Equipment Services, Inc.	75,122	2,036,557
Harsco Corp.(c)	132,916	1,980,448
	Shares	Value
Industrials-(continued)
Hawaiian Holdings, Inc.	40,586	$1,131,538
HC2 Holdings, Inc.(b)(c)	276,876	916,460
Healthcare Services Group, Inc.(b)	62,916	1,610,650
Heartland Express, Inc.	47,308	884,187
HEICO Corp.	12,363	1,513,602
HEICO Corp., Class A	24,070	2,314,330
Heidrick & Struggles International, Inc.	22,528	640,246
Helios Technologies, Inc.	23,483	998,497
Herc Holdings, Inc.(c)	54,304	2,178,676
Heritage-Crystal Clean, Inc.(c)	15,346	435,059
Herman Miller, Inc.	89,870	3,473,475
Hillenbrand, Inc.	102,041	2,962,250
HNI Corp.	80,847	2,908,067
Hudson Technologies, Inc.(b)(c)	172,781	141,629
Huron Consulting Group, Inc.(c)	30,494	1,976,316
Hyster-Yale Materials Handling, Inc.	25,301	1,366,001
ICF International, Inc.	26,481	2,319,471
InnerWorkings, Inc.(c)	169,442	703,184
Insperity, Inc.	19,320	1,687,988
Insteel Industries, Inc.	33,743	754,831
Interface, Inc.	90,680	1,458,134
JELD-WEN Holding, Inc.(c)	171,468	4,094,656
John Bean Technologies Corp.	19,697	2,225,564
Kadant, Inc.	10,067	1,073,142
Kaman Corp.	32,702	2,018,367
Kelly Services, Inc., Class A	79,558	1,412,950
Kforce, Inc.	29,842	1,105,646
Kimball International, Inc., Class B	54,940	1,031,773
Knoll, Inc.	84,007	2,080,013
Korn Ferry	53,622	2,197,430
Kornit Digital Ltd. (Israel)(c)	7,879	329,185
Kratos Defense & Security Solutions, Inc.(c)	69,048	1,266,340
Lawson Products, Inc.(c)	7,010	331,012
LB Foster Co., Class A(c)	22,521	381,956
Lindsay Corp.	11,887	1,189,057
LSI Industries, Inc.	51,832	344,683
Lydall, Inc.(c)	41,986	858,194
Manitex International, Inc.(c)	31,603	181,401
Manitowoc Co., Inc. (The)(c)	71,534	1,033,666
Marten Transport Ltd.	52,020	1,079,935
Masonite International Corp.(c)	53,157	3,992,622
Matson, Inc.	19,012	684,622
Matthews International Corp., Class A	53,908	2,011,847
McGrath RentCorp	33,252	2,571,045
Mercury Systems, Inc.(c)	17,303	1,328,005
Mesa Air Group, Inc.(c)	58,357	498,369
Mistras Group, Inc.(c)	42,754	473,287
Mobile Mini, Inc.	56,174	2,344,703
MSA Safety, Inc.	25,025	3,393,390
Mueller Water Products, Inc., Class A	170,987	1,991,999
MYR Group, Inc.(c)	43,022	1,235,592
National Presto Industries, Inc.	6,848	590,229
NN, Inc.	110,178	950,836
Northwest Pipe Co.(c)	17,476	571,989
NV5 Global, Inc.(b)(c)	4,099	254,589
Orion Group Holdings, Inc.(c)	132,346	571,735
PAM Transportation Services, Inc.(c)	5,291	282,592
Park Aerospace Corp.	50,746	785,041
Park-Ohio Holdings Corp.	18,943	556,924
Patrick Industries, Inc.	35,276	1,830,119
Performance Shipping, Inc. (Greece)(c)	320,776	253,766
PGT Innovations, Inc.(c)	42,189	653,929

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
PICO Holdings, Inc.(c)	29,930	$297,803
Powell Industries, Inc.	22,490	928,162
Preformed Line Products Co.	6,070	331,543
Primoris Services Corp.	92,890	1,981,344
Proto Labs, Inc.(c)	10,307	1,066,774
Quad/Graphics, Inc.	215,705	916,746
Quanex Building Products Corp.	68,451	1,212,952
Raven Industries, Inc.	26,314	825,207
RBC Bearings, Inc.(c)	11,201	1,741,868
Resources Connection, Inc.	57,375	873,534
REV Group, Inc.	94,767	947,670
Roadrunner Transportation Systems, Inc.(b)(c)	11,160	111,265
Rollins, Inc.	49,270	1,869,796
RR Donnelley & Sons Co.	577,704	1,386,490
Safe Bulkers, Inc. (Greece)(c)	260,181	338,235
Saia, Inc.(c)	34,736	3,025,506
Schneider National, Inc., Class B	71,426	1,590,657
Scorpio Bulkers, Inc.	123,406	452,900
Seaspan Corp. (Hong Kong)	299,635	3,616,594
Simpson Manufacturing Co., Inc.	34,675	2,866,582
SiteOne Landscape Supply, Inc.(c)	36,035	3,479,179
SkyWest, Inc.	23,441	1,293,240
SP Plus Corp.(c)	54,053	2,259,956
Spartan Motors, Inc.	65,404	1,111,868
Spirit Airlines, Inc.(c)	25,353	1,041,248
SPX Corp.(c)	38,276	1,878,203
SPX FLOW, Inc.(c)	103,963	4,547,342
Standex International Corp.	14,854	1,085,679
Star Bulk Carriers Corp. (Greece)	47,493	384,693
Steelcase, Inc., Class A	184,568	3,434,810
Sterling Construction Co., Inc.(c)	49,886	657,248
Sunrun, Inc.(c)	66,920	1,139,648
Systemax, Inc.	20,449	483,619
Team, Inc.(c)	97,582	1,327,115
Tennant Co.	21,328	1,646,948
Tetra Tech, Inc.	47,510	4,066,856
Textainer Group Holdings Ltd. (China)(c)	94,652	896,354
Thermon Group Holdings, Inc.(c)	37,691	893,277
Titan International, Inc.	210,215	601,215
Titan Machinery, Inc.(c)	82,011	1,001,354
TPI Composites, Inc.(c)	10,434	216,506
Trex Co., Inc.(c)	14,839	1,457,783
TriMas Corp.(c)	54,051	1,552,885
TriNet Group, Inc.(c)	26,646	1,520,421
Triton International Ltd. (Bermuda)	100,197	3,762,397
Triumph Group, Inc.	124,278	2,539,000
TrueBlue, Inc.(c)	124,904	2,736,647
Twin Disc, Inc.(c)	13,216	128,856
UniFirst Corp.	16,763	3,418,479
Universal Forest Products, Inc.	106,702	5,111,026
Universal Logistics Holdings, Inc.	16,203	273,831
US Ecology, Inc.	17,800	961,378
US Xpress Enterprises, Inc., Class A(b)(c)	68,897	376,178
USA Truck, Inc.(c)	33,493	190,575
Vectrus, Inc.(c)	43,647	2,433,320
Veritiv Corp.(c)	79,646	1,121,416
Viad Corp.	32,110	2,087,150
Vivint Solar, Inc.(b)(c)	47,294	385,919
VSE Corp.	23,158	720,445
Wabash National Corp.	153,427	1,779,753
Watts Water Technologies, Inc., Class A	24,810	2,473,805
Welbilt, Inc.(c)	153,112	2,310,460
	Shares	Value
Industrials-(continued)
Werner Enterprises, Inc.	74,449	$2,744,190
Willdan Group, Inc.(c)	5,970	197,786
Willis Lease Finance Corp.(c)	4,853	287,783
Woodward, Inc.	36,589	4,255,667
		368,203,871
Information Technology-14.62%
2U, Inc.(c)	7,362	145,841
3D Systems Corp.(c)	85,415	930,169
8x8, Inc.(c)	19,264	358,696
A10 Networks, Inc.(c)	26,663	181,575
Acacia Communications, Inc.(c)	16,003	1,097,006
ACI Worldwide, Inc.(c)	89,475	3,082,414
ADTRAN, Inc.	89,823	812,898
Advanced Energy Industries, Inc.(c)	30,000	2,098,200
Alarm.com Holdings, Inc.(c)	4,376	192,238
Alpha & Omega Semiconductor Ltd.(c)	48,694	593,580
Ambarella, Inc.(c)	24,600	1,454,844
American Software, Inc., Class A	33,621	501,962
Amkor Technology, Inc.(c)	379,280	4,266,900
Applied Optoelectronics, Inc.(b)(c)	43,178	487,911
Arista Networks, Inc.(c)	10,665	2,381,921
Aspen Technology, Inc.(c)	11,638	1,384,689
Atlassian Corp. PLC, Class A(c)	4,433	651,651
Autodesk, Inc.(c)	11,828	2,328,342
Avid Technology, Inc.(c)	81,108	681,713
AVX Corp.	69,217	1,403,029
Axcelis Technologies, Inc.(c)	29,153	704,045
AXT, Inc.(c)	60,125	234,488
Badger Meter, Inc.	15,602	921,454
Bel Fuse, Inc., Class B	15,012	260,008
Blackbaud, Inc.	18,765	1,469,862
Blackline, Inc.(c)	5,008	306,339
Bottomline Technologies (DE), Inc.(c)	13,585	728,156
Box, Inc., Class A(c)	8,417	126,508
Brightcove, Inc.(c)	19,925	172,551
Brooks Automation, Inc.	42,160	1,605,453
Cabot Microelectronics Corp.	12,639	1,839,101
CalAmp Corp.(c)	38,750	372,775
Calix, Inc.(c)	49,575	454,107
Cardtronics PLC, Class A(c)	74,282	3,342,690
Casa Systems, Inc.(c)	23,433	93,966
Cass Information Systems, Inc.	10,363	559,809
Ceragon Networks Ltd. (Israel)(b)(c)	83,835	172,700
Ceridian HCM Holding, Inc.(c)	10,120	741,695
CEVA, Inc.(c)	12,079	330,361
ChannelAdvisor Corp.(c)	11,758	110,055
Cirrus Logic, Inc.(c)	87,125	6,692,071
Cloudera, Inc.(b)(c)	28,247	290,662
Cognex Corp.	39,493	2,012,958
Coherent, Inc.(c)	23,856	3,373,954
Cohu, Inc.	29,626	662,734
CommVault Systems, Inc.(c)	13,731	618,170
Comtech Telecommunications Corp.	42,681	1,233,908
Cornerstone OnDemand, Inc.(c)	4,583	269,480
Coupa Software, Inc.(c)	3,288	529,861
CSG Systems International, Inc.	40,470	2,016,215
CTS Corp.	24,907	730,024
CyberArk Software Ltd.(c)	6,059	837,536
Daktronics, Inc.	88,103	519,808
Digi International, Inc.(c)	40,422	638,465
Diodes, Inc.(c)	44,305	2,287,910
Dolby Laboratories, Inc., Class A	38,143	2,644,836

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
DSP Group, Inc.(c)	18,670	$269,968
Eastman Kodak Co.(b)(c)	198,913	678,293
Ebix, Inc.	14,003	482,123
EMCORE Corp.(c)	66,492	224,078
Endurance International Group Holdings, Inc.(c)	98,494	464,892
Enphase Energy, Inc.(b)(c)	28,357	893,813
Entegris, Inc.	67,083	3,472,216
Envestnet, Inc.(c)	18,661	1,471,793
EPAM Systems, Inc.(c)	15,518	3,540,277
ePlus, Inc.(c)	19,874	1,584,355
EVERTEC, Inc.	41,641	1,397,888
Evo Payments, Inc., Class A(c)	6,609	183,135
ExlService Holdings, Inc.(c)	24,450	1,787,540
Extreme Networks, Inc.(c)	66,685	393,442
Fabrinet (Thailand)(c)	33,874	2,135,417
Fair Isaac Corp.(c)	6,785	2,730,148
FARO Technologies, Inc.(c)	17,512	904,670
FireEye, Inc.(c)	71,662	1,145,159
Fitbit, Inc., Class A(c)	308,422	2,010,911
Five9, Inc.(c)	2,758	197,831
FormFactor, Inc.(c)	53,959	1,365,702
Fortinet, Inc.(c)	19,748	2,278,129
Genpact Ltd.	102,578	4,541,128
Globant S.A. (Argentina)(c)	9,071	1,113,012
GoDaddy, Inc., Class A(c)	34,268	2,303,152
GTT Communications, Inc.(b)(c)	23,065	273,320
Guidewire Software, Inc.(c)	15,757	1,772,663
Hackett Group, Inc. (The)	18,735	289,549
Harmonic, Inc.(c)	95,877	674,495
HubSpot, Inc.(c)	2,145	388,116
Ichor Holdings Ltd.(c)	33,555	1,120,401
II-VI, Inc.(c)	92,233	3,103,640
Impinj, Inc.(c)	8,070	259,693
Infinera Corp.(c)	240,454	1,772,146
Inphi Corp.(c)	16,687	1,267,545
InterDigital, Inc.	33,007	1,823,637
Internap Corp.(c)	69,230	69,230
InterXion Holding N.V. (Netherlands)(c)	33,003	2,872,251
IPG Photonics Corp.(c)	21,513	2,746,565
Itron, Inc.(c)	43,453	3,552,283
j2 Global, Inc.	40,489	3,881,276
KEMET Corp.	82,169	2,139,681
Knowles Corp.(c)	166,833	3,291,615
Kulicke & Soffa Industries, Inc. (Singapore)	84,387	2,184,779
Lattice Semiconductor Corp.(c)	56,038	1,042,307
Limelight Networks, Inc.(c)	90,802	453,102
Littelfuse, Inc.	12,893	2,280,901
LivePerson, Inc.(c)	11,747	481,744
LiveRamp Holdings, Inc.(c)	37,488	1,508,517
LogMeIn, Inc.	39,338	3,381,888
Lumentum Holdings, Inc.(c)	36,172	2,740,752
MACOM Technology Solutions Holdings, Inc.(c)	59,610	1,694,116
MagnaChip Semiconductor Corp. (South Korea)(c)	76,919	1,034,561
Manhattan Associates, Inc.(c)	26,032	2,224,695
ManTech International Corp., Class A	35,762	2,870,973
MAXIMUS, Inc.	45,702	3,279,119
MaxLinear, Inc.(c)	28,957	564,372
Mellanox Technologies Ltd.(c)	17,376	2,100,758
Methode Electronics, Inc.	60,492	1,981,113
MicroStrategy, Inc., Class A(c)	9,843	1,496,431
	Shares	Value
Information Technology-(continued)
MKS Instruments, Inc.	41,160	$4,314,391
MoneyGram International, Inc.(b)(c)	316,806	652,620
Monolithic Power Systems, Inc.	9,295	1,591,025
MTS Systems Corp.	26,693	1,353,068
National Instruments Corp.	76,059	3,394,513
NeoPhotonics Corp.(c)	49,521	377,845
Net 1 UEPS Technologies, Inc. (South Africa)(c)	230,956	967,706
NETGEAR, Inc.(c)	43,278	1,113,110
NetScout Systems, Inc.(c)	123,854	3,184,286
New Relic, Inc.(c)	2,729	180,141
NIC, Inc.	60,775	1,199,091
Novanta, Inc.(c)	11,554	1,048,294
Nutanix, Inc., Class A(c)	7,239	235,050
NVE Corp.	2,936	215,385
Okta, Inc.(c)	2,861	366,351
OneSpan, Inc.(c)	26,452	439,632
Onto Innovation, Inc.(c)	41,779	1,585,095
OSI Systems, Inc.(c)	19,898	1,721,973
Pagseguro Digital Ltd., Class A (Brazil)(c)	22,539	732,292
Palo Alto Networks, Inc.(c)	6,887	1,616,930
PAR Technology Corp.(b)(c)	7,308	248,691
Paycom Software, Inc.(c)	2,659	845,987
Paylocity Holding Corp.(c)	2,120	300,807
PC Connection, Inc.	25,789	1,285,324
PDF Solutions, Inc.(c)	27,851	438,932
Pegasystems, Inc.	9,179	791,322
Perficient, Inc.(c)	37,789	1,878,113
Photronics, Inc.(c)	152,326	1,946,726
Plantronics, Inc.	28,931	830,898
Power Integrations, Inc.	16,697	1,630,796
Progress Software Corp.	25,073	1,131,544
Proofpoint, Inc.(c)	3,575	439,046
PTC, Inc.(c)	30,046	2,497,424
Pure Storage, Inc., Class A(c)	31,355	558,119
Q2 Holdings, Inc.(c)	2,592	225,996
QAD, Inc., Class A	4,879	251,025
Qualys, Inc.(c)	7,003	600,437
Radware Ltd. (Israel)(c)	21,806	555,617
Rambus, Inc.(c)	132,309	2,099,744
RealPage, Inc.(c)	16,626	970,127
Ribbon Communications, Inc.(c)	74,637	210,476
RingCentral, Inc., Class A(c)	3,404	699,794
Rogers Corp.(c)	13,996	1,648,029
Rosetta Stone, Inc.(c)	9,418	161,519
SailPoint Technologies Holding, Inc.(c)	12,609	316,360
ScanSource, Inc.(c)	91,663	3,198,122
Semtech Corp.(c)	29,886	1,440,206
ServiceNow, Inc.(c)	6,418	2,170,760
ServiceSource International, Inc.(c)	224,478	426,508
Silicom Ltd. (Israel)(b)(c)	7,485	263,622
Silicon Laboratories, Inc.(c)	22,732	2,234,783
SMART Global Holdings, Inc.(c)	13,267	400,133
SolarEdge Technologies, Inc.(c)	17,703	1,732,416
Splunk, Inc.(c)	13,231	2,054,245
SPS Commerce, Inc.(c)	8,702	494,535
Square, Inc., Class A(c)	17,727	1,324,030
Stratasys Ltd.(b)(c)	60,427	1,086,477
SunPower Corp.(b)(c)	149,036	1,269,787
Switch, Inc., Class A	16,289	260,624
Sykes Enterprises, Inc.(c)	84,429	2,835,970
Synaptics, Inc.(b)(c)	65,214	4,349,122

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Telaria, Inc.(c)	44,462	$451,289
TiVo Corp.	250,373	1,822,715
Trade Desk, Inc. (The), Class A(c)	2,920	786,006
TTEC Holdings, Inc.	19,807	786,734
TTM Technologies, Inc.(c)	298,866	4,300,682
Tucows, Inc., Class A(b)(c)	3,740	225,335
Twilio, Inc., Class A(c)	3,627	450,981
Tyler Technologies, Inc.(c)	11,376	3,682,184
Ubiquiti, Inc.(b)	2,698	440,907
Ultra Clean Holdings, Inc.(c)	80,418	1,850,418
Unisys Corp.(c)	265,625	2,579,219
Universal Display Corp.	7,706	1,357,566
Varonis Systems, Inc.(c)	3,731	312,135
Veeco Instruments, Inc.(c)	106,438	1,357,085
Verint Systems, Inc.(c)	55,102	3,195,916
VeriSign, Inc.(c)	17,289	3,598,532
Viavi Solutions, Inc.(c)	128,271	1,808,621
Virtusa Corp.(c)	24,829	1,033,880
Vishay Precision Group, Inc.(c)	11,068	382,289
Workday, Inc., Class A(c)	9,342	1,724,813
Xperi Corp.	75,075	1,207,957
Yext, Inc.(b)(c)	7,938	118,594
Zendesk, Inc.(c)	6,415	554,256
		273,548,705
Materials-5.57%
A. Schulman, Inc., CVR(c)(d)	44,161	23,096
Advanced Emissions Solutions, Inc.(b)	12,507	142,455
AdvanSix, Inc.(c)	75,261	1,408,886
AgroFresh Solutions, Inc.(c)	104,431	244,369
American Vanguard Corp.	35,204	657,611
Ampco-Pittsburgh Corp.(c)	46,344	134,398
Balchem Corp.	16,845	1,819,597
Boise Cascade Co.	119,917	4,340,995
Century Aluminum Co.(c)	166,249	879,457
Clearwater Paper Corp.(c)	87,579	2,469,728
Coeur Mining, Inc.(c)	258,679	1,559,834
Eagle Materials, Inc.	43,510	3,966,807
Ferro Corp.(c)	114,874	1,571,476
Ferroglobe PLC(c)	428,568	365,269
Flotek Industries, Inc.(c)	236,014	401,224
Forterra, Inc.(c)	57,194	740,662
FutureFuel Corp.	44,660	489,474
GCP Applied Technologies, Inc.(c)	101,562	2,256,708
Gold Resource Corp.	78,327	430,798
Greif, Inc., Class A	77,891	3,148,354
H.B. Fuller Co.	69,988	3,234,145
Hawkins, Inc.	15,219	635,850
Haynes International, Inc.	26,829	719,285
Hecla Mining Co.	754,653	2,286,599
Ingevity Corp.(c)	19,301	1,258,811
Innophos Holdings, Inc.	59,725	1,908,811
Innospec, Inc.	28,608	2,881,684
Intrepid Potash, Inc.(c)	120,572	286,961
Kaiser Aluminum Corp.	21,503	2,153,525
Koppers Holdings, Inc.(c)	62,874	1,972,986
Kraton Corp.(c)	89,375	1,470,219
Kronos Worldwide, Inc.	42,797	463,919
LSB Industries, Inc.(c)	84,019	253,737
Materion Corp.	26,406	1,433,846
McEwen Mining, Inc.(c)	230,370	264,925
Mercer International, Inc. (Germany)	66,778	735,226
Minerals Technologies, Inc.	53,627	2,902,829
	Shares	Value
Materials-(continued)
Myers Industries, Inc.	57,228	$925,949
Neenah, Inc.	23,907	1,593,162
NewMarket Corp.	7,339	3,226,371
Nexa Resourses S.A. (Peru)	106,453	844,172
Olympic Steel, Inc.	44,451	653,430
Orion Engineered Carbons S.A. (Luxembourg)	41,538	652,147
PH Glatfelter Co.	180,309	3,011,160
PQ Group Holdings, Inc.(c)	63,383	970,394
Quaker Chemical Corp.	6,776	1,124,952
Rayonier Advanced Materials, Inc.	133,133	410,050
Resolute Forest Products, Inc.(c)	332,329	1,159,828
Ryerson Holding Corp.(c)	106,506	1,091,686
Schnitzer Steel Industries, Inc., Class A	81,782	1,315,055
Schweitzer-Mauduit International, Inc., Class A	70,816	2,480,684
Sensient Technologies Corp.	53,032	3,168,662
Southern Copper Corp. (Peru)	83,110	3,131,585
Stepan Co.	26,561	2,620,243
Summit Materials, Inc., Class A(c)	227,916	5,007,315
SunCoke Energy, Inc.	200,343	1,178,017
TimkenSteel Corp.(c)	120,795	770,672
Tredegar Corp.	57,607	1,172,302
Tronox Holdings PLC, Class A	288,826	2,443,468
Universal Stainless & Alloy Products, Inc.(c)	23,678	313,733
US Concrete, Inc.(c)	38,440	1,368,080
Valhi, Inc.	47,533	78,905
Valvoline, Inc.	149,582	3,153,189
Venator Materials PLC(c)	214,357	587,338
Verso Corp., Class A(c)	113,329	1,909,594
W.R. Grace & Co.	42,185	2,841,582
Worthington Industries, Inc.	82,999	3,052,703
		104,170,984
Real Estate-6.91%
Acadia Realty Trust	98,594	2,447,103
Agree Realty Corp.	18,844	1,430,825
Alexander & Baldwin, Inc.	142,702	3,119,466
Alexanders, Inc.	2,391	771,528
Altisource Portfolio Solutions S.A.(b)(c)	49,943	928,940
American Assets Trust, Inc.	39,840	1,815,110
Americold Realty Trust	36,155	1,246,263
Armada Hoffler Properties, Inc.	69,713	1,278,536
Ashford Hospitality Trust, Inc.	471,842	1,160,731
Bluerock Residential Growth REIT, Inc.	46,444	535,964
Braemar Hotels & Resorts, Inc.	71,356	569,421
BRT Apartments Corp.	12,537	216,013
CareTrust REIT, Inc.	56,852	1,260,977
CatchMark Timber Trust, Inc., Class A	79,781	818,553
Cedar Realty Trust, Inc.	282,313	734,014
Chatham Lodging Trust	88,434	1,445,896
City Office REIT, Inc.	43,965	594,407
Community Healthcare Trust, Inc.	4,167	196,557
CorEnergy Infrastructure Trust, Inc.	21,185	966,036
CorePoint Lodging, Inc.	161,542	1,478,109
CoreSite Realty Corp.	15,632	1,835,978
Cushman & Wakefield PLC(c)	62,299	1,197,387
Easterly Government Properties, Inc.	55,038	1,332,470
EastGroup Properties, Inc.	23,553	3,204,857
Empire State Realty Trust, Inc., Class A	169,582	2,299,532
Essential Properties Realty Trust, Inc.	11,294	311,827
Farmland Partners, Inc.(b)	69,430	449,906
First Industrial Realty Trust, Inc.	97,003	4,142,028
Forestar Group, Inc.(c)	17,271	350,083
Four Corners Property Trust, Inc.	36,094	1,093,287

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Franklin Street Properties Corp.	319,753	$2,430,123
Front Yard Residential Corp.	136,090	1,460,246
Getty Realty Corp.	32,292	1,017,844
Gladstone Commercial Corp.	41,071	875,634
Global Medical REIT, Inc.	16,466	240,404
Global Net Lease, Inc.	114,135	2,366,019
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,004	1,193,286
Hersha Hospitality Trust	100,559	1,304,250
Independence Realty Trust, Inc.	118,427	1,737,324
Industrial Logistics Properties Trust	15,366	351,728
Investors Real Estate Trust	30,196	2,225,445
iStar, Inc.	132,520	1,929,491
JBG SMITH Properties	87,750	3,558,263
Jernigan Capital, Inc.(b)	10,521	210,315
Kennedy-Wilson Holdings, Inc.	134,004	2,889,126
Kite Realty Group Trust	200,995	3,457,114
LTC Properties, Inc.	36,501	1,684,886
Marcus & Millichap, Inc.(c)	15,574	551,320
Monmouth Real Estate Investment Corp.	69,487	1,016,595
National Health Investors, Inc.	32,560	2,747,413
National Storage Affiliates Trust	29,845	1,019,207
New Senior Investment Group, Inc.	385,970	2,941,091
NexPoint Residential Trust, Inc.	13,268	647,478
Office Properties Income Trust	103,054	3,506,928
One Liberty Properties, Inc.	20,855	570,176
Pebblebrook Hotel Trust	110,542	2,622,056
Pennsylvania REIT(b)	301,299	1,187,118
Physicians Realty Trust	176,412	3,413,572
PotlatchDeltic Corp.	58,326	2,508,018
Preferred Apartment Communities, Inc., Class A	109,540	1,290,381
PS Business Parks, Inc.	15,410	2,582,100
QTS Realty Trust, Inc., Class A	49,899	2,838,255
RE/MAX Holdings, Inc., Class A	13,929	533,202
Redfin Corp.(c)	19,015	462,635
Retail Opportunity Investments Corp.	140,390	2,326,262
Retail Value, Inc.	6,773	222,629
Rexford Industrial Realty, Inc.	46,847	2,257,557
RMR Group, Inc. (The), Class A	2,375	109,416
RPT Realty	173,816	2,424,733
Safehold, Inc.(b)	9,875	443,980
Saul Centers, Inc.	12,738	629,002
Seritage Growth Properties, Class A(b)	41,110	1,509,559
St. Joe Co. (The)(b)(c)	50,911	1,069,640
STAG Industrial, Inc.	87,342	2,815,906
Summit Hotel Properties, Inc.	211,452	2,345,003
Tanger Factory Outlet Centers, Inc.(b)	165,442	2,420,416
Tejon Ranch Co.(c)	18,903	304,338
Terreno Realty Corp.	37,068	2,122,514
UMH Properties, Inc.	44,131	697,270
Universal Health Realty Income Trust	8,833	1,089,551
Urban Edge Properties	131,827	2,424,299
Urstadt Biddle Properties, Inc., Class A	43,814	993,263
Washington REIT	120,103	3,655,935
Whitestone REIT	69,953	916,384
		129,378,504
	Shares	Value
Utilities-2.22%
American States Water Co.	27,367	$2,423,622
AquaVenture Holdings Ltd.(c)	10,501	283,527
Artesian Resources Corp., Class A	9,287	350,306
Atlantica Yield PLC (Spain)	158,393	4,549,839
California Water Service Group	42,336	2,225,180
Chesapeake Utilities Corp.	15,994	1,538,783
Clearway Energy, Inc., Class A	61,660	1,275,745
Clearway Energy, Inc., Class C	127,809	2,705,717
Consolidated Water Co. Ltd. (Cayman Islands)	20,447	349,848
El Paso Electric Co.	65,673	4,471,675
MGE Energy, Inc.	37,784	3,020,075
Middlesex Water Co.	11,291	736,851
Northwest Natural Holding Co.	42,645	3,129,290
Ormat Technologies, Inc.	36,828	2,918,987
Otter Tail Corp.	51,803	2,774,569
Pattern Energy Group, Inc., Class A	150,318	4,045,057
SJW Group	14,740	1,081,179
Spark Energy, Inc., Class A	23,984	227,608
TerraForm Power, Inc., Class A	105,026	1,899,920
Unitil Corp.	24,206	1,493,268
		41,501,046
Total Common Stocks & Other Equity Interests (Cost $1,803,755,609)		1,871,148,813
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $2,030,864)	2,030,864	2,030,864
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $1,805,786,473)		1,873,179,677
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	40,839,939	40,839,939
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	13,318,942	13,324,269
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,163,929)		54,164,208
TOTAL INVESTMENTS IN SECURITIES-102.99% (Cost $1,859,950,402)		1,927,343,885
OTHER ASSETS LESS LIABILITIES-(2.99)%		(55,953,882)
NET ASSETS-100.00%		$1,871,390,003

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,871,125,717	$-	$23,096	$1,871,148,813
Money Market Funds	56,195,072	-	-	56,195,072
Total Investments	$1,927,320,789	$-	$23,096	$1,927,343,885
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.